UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

January 31, 2010

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	788,089	$699,559
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.571% 11/25/32		29,633	29,389
Total Agency Asset-Backed Securities (cost $789,741)			728,948

Agency Collateralized Mortgage Obligations – 1.64%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		29,717	33,448
Series 2001-T8 A2 9.50% 7/25/41		110,039	119,299
Series 2002-T4 A3 7.50% 12/25/41		314,883	356,408
Series 2002-T19 A1 6.50% 7/25/42		198,460	216,570
Series 2004-T1 1A2 6.50% 1/25/44		146,631	160,011
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		16,602	20,681
Fannie Mae REMICS
Series 1990-92 C 7.00% 8/25/20		2,020	2,246
Series 1996-46 ZA 7.50% 11/25/26		335,126	369,184
Series 2001-50 BA 7.00% 10/25/41		193,650	213,832
Series 2002-83 GH 5.00% 12/25/17		460,000	491,079
Series 2002-90 A2 6.50% 11/25/42		391,825	427,579
Series 2003-38 MP 5.50% 5/25/23		8,616,654	9,264,554
Series 2003-106 WE 4.50% 11/25/22		11,400,000	11,920,961
Series 2003-122 AJ 4.50% 2/25/28		544,866	565,427
Series 2005-110 MB 5.50% 9/25/35		4,107,877	4,339,144
•Series 2006-M2 A2F 5.259% 5/25/20		705,000	751,467
Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,121,365
•Series G-9 FA 1.15% 4/25/21		1,684	1,684
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		28,166	31,880
Series 2002-W6 2A 7.50% 6/25/42		55,956	63,335
Series 2003-W1 2A 7.50% 12/25/42		26,308	29,778
Series 2003-W10 1A4 4.505% 6/25/43		47,700	48,848
Series 2003-W15 2A7 5.55% 8/25/43		27,188	29,138
Series 2004-W9 2A1 6.50% 2/25/44		509,873	556,399
•Series 2004-W11 1A2 6.50% 5/25/44		676,436	738,160
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		513,424	540,432
Series 2326 ZQ 6.50% 6/15/31		1,433,967	1,574,807
Series 2541 JB 5.00% 2/15/16		69,700	70,349
Series 2549 TE 5.00% 9/15/17		447	447
Series 2557 WE 5.00% 1/15/18		4,181,000	4,472,291
Series 2598 QD 5.50% 4/15/32		2,258,664	2,409,484
Series 2621 QH 5.00% 5/15/33		35,000	35,317
Series 2622 PE 4.50% 5/15/18		8,300,000	8,749,096
Series 2624 QH 5.00% 6/15/33		40,000	41,228
Series 2662 MA 4.50% 10/15/31		957,304	999,808
Series 2687 PG 5.50% 3/15/32		2,750,000	2,939,130
Series 2694 QG 4.50% 1/15/29		2,695,000	2,835,889
Series 2717 MH 4.50% 12/15/18		125,000	131,227
Series 2762 LG 5.00% 9/15/32		9,050,000	9,565,844
Series 2809 DC 4.50% 6/15/19		3,135,709	3,295,131
Series 2872 GC 5.00% 11/15/29		2,465,000	2,617,912
Series 2890 PC 5.00% 7/15/30		2,175,000	2,310,591
Series 3022 MB 5.00% 12/15/28		1,795,000	1,888,827
Series 3123 HT 5.00% 3/15/26		50,000	52,588
Series 3128 BC 5.00% 10/15/27		8,050,000	8,522,778
Series 3131 MC 5.50% 4/15/33		2,075,000	2,222,807
Series 3150 EQ 5.00% 5/15/26		45,000	47,361
Series 3171 MG 6.00% 8/15/34		4,000,000	4,298,161
Series 3173 PE 6.00% 4/15/35		1,135,000	1,225,806
Series 3337 PB 5.50% 7/15/30		2,700,000	2,859,538
Series 3416 GK 4.00% 7/15/22		647,639	673,260
•Freddie Mac Strip Series 19 F 1.803% 6/1/28		13,074	12,185
wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		150,525	169,423
Series T-54 2A 6.50% 2/25/43		41,230	44,993
Series T-58 2A 6.50% 9/25/43		957,244	1,044,144
•Series T-60 1A4C 5.395% 3/25/44		21,150	21,768
GNMA Series 2002-28 B 5.779% 7/16/24		22,783	23,386
•Vendee Mortgage Trust Series 2000-1 1A 6.81% 1/15/30		10,742	11,541
Total Agency Collateralized Mortgage Obligations (cost $97,304,748)			102,580,026

Agency Mortgage-Backed Securities – 5.02%
Fannie Mae
4.00% 9/1/13	5,955	6,116
5.50% 1/1/13	830,185	845,741
6.50% 8/1/17	348,325	374,968
7.00% 11/15/16	244,092	260,360
•Fannie Mae ARM
2.857% 11/1/24	4,213	4,282
2.925% 7/1/32	837	865
2.959% 6/1/34	265,565	270,959
2.975% 11/1/32	858	877
2.978% 12/1/33	7,147	7,404
3.044% 10/1/33	212,814	217,448
3.112% 7/1/33	169,430	176,845
3.423% 8/1/34	14,019	14,419
3.869% 6/1/34	3,419	3,539
4.801% 11/1/35	347,542	362,469
4.994% 8/1/35	916,375	967,903
5.086% 11/1/33	1,043,901	1,098,652
5.102% 1/1/36	401,709	420,600
5.103% 5/1/36	1,326,265	1,384,922
5.11% 3/1/38	69,707	73,558
5.133% 9/1/38	1,145,142	1,206,002
5.143% 11/1/35	2,203,703	2,320,436
5.372% 4/1/36	1,813,447	1,903,660
5.534% 6/1/37	44,106	46,682
5.706% 4/1/37	6,670,332	7,073,621
5.865% 4/1/36	1,037,553	1,104,498
5.902% 8/1/37	2,664,633	2,841,309
6.148% 6/1/36	573,316	609,371
6.16% 7/1/36	426,451	453,896
6.299% 4/1/36	5,515	5,847
6.324% 8/1/36	294,311	313,539
6.332% 7/1/36	17,362	18,419
Fannie Mae Balloon 7 yr
4.00% 6/1/10	35,809	35,955
4.50% 6/1/10	35,348	36,100
4.50% 12/1/10	1,819	1,857
Fannie Mae Relocation 15 yr 4.00% 9/1/20	1,610,978	1,597,475
Fannie Mae Relocation 30 yr
4.00% 3/1/35	18,971	18,445
5.00% 9/1/33	594,675	614,290
5.00% 11/1/33	670,954	693,085
5.00% 1/1/34	232,427	240,094
5.00% 8/1/34	329,968	340,852
5.00% 11/1/34	443,037	457,650
5.00% 4/1/35	1,185,015	1,224,103
5.00% 10/1/35	821,824	848,932
5.00% 1/1/36	1,588,698	1,641,101
Fannie Mae S.F. 15 yr
4.00% 5/1/19	9,797	10,155
4.50% 6/1/23	13,230,682	13,798,261
5.00% 9/1/20	14,771	15,704
5.00% 5/1/21	1,806,493	1,923,409
5.50% 4/1/23	418,186	447,450
5.50% 6/1/23	339,018	363,025
6.00% 9/1/21	10,731,870	11,573,998
6.00% 8/1/22	187,752	202,485
Fannie Mae S.F. 15 yr TBA 5.50% 2/1/25	58,165,000	62,154,771
Fannie Mae S.F. 20 yr 5.00% 8/1/28	6,954,815	7,290,689
Fannie Mae S.F. 30 yr
4.50% 3/1/39	4,916,193	4,972,257
5.00% 6/1/35	23,922	24,909
5.00% 7/1/35	44,009	45,825
5.00% 9/1/35	2,012,963	2,096,031
5.00% 12/1/36	19,482,240	20,286,197
5.00% 12/1/37	2,720,717	2,831,138
5.00% 1/1/38	4,746,952	4,939,607
5.00% 2/1/38	2,076,977	2,161,271
6.00% 10/1/33	3,288	3,553
6.00% 6/1/35	16,517	17,765
6.00% 6/1/38	501,168	536,627
6.50% 2/1/36	6,595,253	7,162,571
6.50% 3/1/36	5,037,904	5,449,460
6.50% 9/1/37	7,493,190	8,095,956
7.00% 8/1/32	214,365	237,382
7.00% 9/1/32	122,880	136,074
7.00% 2/1/36	79,727	87,749
7.00% 4/1/37	64,702	71,212
7.00% 12/1/37	133,677	147,124
7.50% 1/1/31	3,626	4,109
7.50% 3/1/32	42,595	48,273
7.50% 4/1/32	48,740	55,237
7.50% 6/1/34	43,281	48,716
7.50% 10/1/34	47,410	53,725

Fannie Mae S.F. 30 yr TBA
5.00% 2/1/40	18,500,000	19,222,647
5.50% 2/1/40	18,500,000	19,595,553
Freddie Mac 7.00% 2/1/14	3,764	3,989
•Freddie Mac ARM
3.326% 4/1/33	3,775	3,893
3.804% 5/1/35	352,746	365,591
3.877% 4/1/34	46,273	47,941
3.91% 12/1/33	427,160	438,567
4.501% 3/1/36	251,066	260,895
4.538% 12/1/33	121,477	124,715
5.682% 7/1/36	1,265,377	1,336,870
5.718% 8/1/37	44,661	47,154
5.817% 10/1/36	385,486	407,227
6.072% 10/1/37	2,724,479	2,905,395
6.112% 10/1/37	70,887	75,609
6.333% 2/1/37	3,518,883	3,739,694
Freddie Mac Balloon 7 yr 3.00% 8/1/10	199,080	199,881
Freddie Mac Relocation 15 yr 3.50% 10/1/18	228,309	222,432
Freddie Mac Relocation 30 yr
5.00% 9/1/33	1,893,894	1,956,660
6.50% 10/1/30	880	958
Freddie Mac S.F. 15 yr
4.00% 2/1/14	64,796	66,686
4.50% 5/1/20	4,400,454	4,631,857
*5.00% 6/1/18	1,552,032	1,650,578
5.00% 4/1/20	2,102,148	2,239,184
5.50% 7/1/14	3,960	4,150
Freddie Mac S.F. 30 yr
4.50% 10/1/35	3,982,071	4,040,772
5.00% 7/1/38	10,861,834	11,304,358
6.00% 2/1/36	11,764,650	12,630,137
6.50% 10/1/32	4,554	4,963
6.50% 8/1/38	3,054,103	3,296,746
7.00% 11/1/33	573,101	633,799
Freddie Mac S.F. 30 yr TBA
4.00% 2/1/40	6,175,000	6,035,099
5.00% 2/1/40	20,440,000	21,241,637
GNMA I S.F. 30 yr
7.00% 5/15/28	255,586	284,576
*7.00% 12/15/34	5,143,566	5,681,228
7.50% 10/15/30	3,348	3,784
7.50% 2/15/32	818	925
9.50% 9/15/17	5,682	6,438
10.00% 7/15/17	4,008	4,472
Total Agency Mortgage-Backed Securities (cost $304,839,243)		314,148,921

Commercial Mortgage-Backed Securities – 5.00%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	5,951,000	6,174,163
Series 2007-1A D 5.957% 4/15/37	1,190,000	1,234,625
Bank of America Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	7,401,185	7,448,174
•Series 2004-3 A5 5.413% 6/10/39	5,570,000	5,782,570
Series 2004-4 A4 4.502% 7/10/42	500,000	505,867
Series 2004-5 A3 4.561% 11/10/41	20,000	20,430
•Series 2005-1 A5 5.133% 11/10/42	14,810,000	15,204,984
Series 2005-2 A3 4.611% 7/10/43	41,670	41,797
•Series 2005-6 A4 5.178% 9/10/47	6,405,000	6,584,984
•Series 2005-6 AM 5.178% 9/10/47	3,108,000	2,803,616
Series 2006-4 A4 5.634% 7/10/46	6,730,000	6,442,797
•Series 2007-4 AM 5.811% 2/10/51	5,725,000	4,547,247
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	12,834,000	13,161,543
•Series 2005-T20 A4A 5.149% 10/12/42	13,200,000	13,632,602
•Series 2006-PW12 A4 5.719% 9/11/38	7,235,000	7,578,577
Series 2006-PW14 A4 5.201% 12/11/38	8,145,000	7,871,504
Series 2007-PW15 A4 5.331% 2/11/44	7,730,000	6,899,854
•Series 2007-PW16 A4 5.719% 6/11/40	8,100,000	7,614,955
•Series 2007-T28 A4 5.742% 9/11/42	5,070,000	5,099,962
•Citigroup Commercial Mortgage Trust Series 2004-C1 A4 5.37% 4/15/40	6,220,000	6,426,975
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34	2,069,032	2,121,822
•Series 2005-C6 A5A 5.116% 6/10/44	9,945,000	10,018,325
Series 2006-C7 A2 5.69% 6/10/46	1,075,000	1,103,102
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	1,491,000	1,573,391
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.544% 2/15/39	640,000	653,834
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	3,635,000	3,816,750
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	30,000	30,760
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	4,170,000	4,431,984

Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	65,863	66,773
•Series 2004-GG2 A5 5.279% 8/10/38	500,000	514,670
•Series 2004-GG2 A6 5.396% 8/10/38	6,940,000	7,085,509
Series 2005-GG4 A4 4.761% 7/10/39	3,370,225	3,221,805
Series 2005-GG4 A4A 4.751% 7/10/39	24,849,000	24,938,524
•Series 2006-GG6 A4 5.553% 4/10/38	6,175,000	5,935,679
•@#Series 2006-RR3 A1S 144A 5.661% 7/18/56	160,000	46,400
*•Series 2007-GG10 A4 5.805% 8/10/45	8,050,000	6,999,470
Greenwich Capital Commercial Funding
Series 2004-GG1 A3 4.344% 6/1/36	226,019	225,892
•Series 2004-GG1 A7 5.317% 6/10/36	8,385,000	8,729,226
•Series 2005-GG5 A5 5.224% 4/10/37	9,745,000	9,626,014
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	3,055,000	3,195,815
Series 2002-C2 A2 5.05% 12/12/34	3,226,000	3,352,331
Series 2003-C1 A2 4.985% 1/12/37	1,740,000	1,788,434
•Series 2005-LDP3 A4A 4.936% 8/15/42	3,680,000	3,630,133
•Series 2005-LDP4 A4 4.918% 10/15/42	3,761,000	3,787,035
•Series 2005-LDP5 A4 5.179% 12/15/44	17,885,000	18,338,876
Series 2006-LDP9 A2 5.134% 5/15/47	5,952,000	5,958,229
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	210	210
Series 2002-C1 A4 6.462% 3/15/31	1,320,000	1,412,564
Series 2003-C8 A2 4.207% 11/15/27	35,734	35,919
Series 2004-C1 A4 4.568% 1/15/31	10,485,000	10,494,560
•Series 2004-C4 A4 5.223% 6/15/29	2,925,000	2,908,949
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	30,000	10,969
Series 2005-CIP1 A2 4.96% 7/12/38	400,000	410,150
•Series 2005-CKI1 A6 5.233% 11/12/37	1,660,000	1,713,490
•Series 2006-C1 ASB 5.656% 5/12/39	605,000	619,204
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	355,984	360,754
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	474,732	471,429
Series 2004-T15 A4 5.27% 6/13/41	2,585,000	2,626,827
Series 2006-HQ9 A4 5.731% 7/12/44	8,340,000	8,388,395
Series 2007-IQ14 A4 5.692% 4/15/49	1,645,000	1,443,824
Series 2007-T27 A4 5.649% 6/11/42	21,918,500	22,085,367
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.363% 2/15/33	185,000	173,287
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	400,000	412,500
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	95,000	96,304
Series 2006-C28 A2 5.50% 10/15/48	2,990,000	3,064,191
Total Commercial Mortgage-Backed Securities (cost $288,463,716)		312,996,902

Convertible Bonds – 4.22%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	10,180,000	9,365,600
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	6,560,000	6,109,000
Alcatel-Lucent USA
2.75% exercise price $15.35, expiration date 6/15/25	7,635,000	6,604,275
2.75% exercise price $16.75, expiration date 6/15/23	299,000	297,879
*Amgen 0.375% exercise price $79.48, expiration date 2/1/13	9,639,000	9,759,487
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	8,305,000	5,989,981
*Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	2,227,000	2,160,190
*Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	5,985,000	5,356,575
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	885,000	787,650
*Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	7,861,000	5,817,140
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	7,117,000	6,912,386
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	5,811,000	7,292,805
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	30,000	29,850
Ford Motor 4.25% exercise price $9.30, expiration date 11/15/16	2,170,000	2,915,938
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10	35,642	3,515,192
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	9,323,000	9,113,233
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	5,702,000	6,215,180
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	18,312,000	15,473,639
*#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39	6,271,000	6,764,841
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	7,536,000	8,949,000
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	6,779,000	6,728,158
*Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16	6,812,000	7,765,680
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	7,610,000	7,657,563
L-3 Communications 3.00% exercise price $100.14, expiration date 8/1/35	128,000	131,200
*#L-3 Communications 144A 3.00% exercise price $100.14, expiration date 8/1/35	1,000	1,025
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	6,083,000	5,117,324
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	3,906,000	3,754,643
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	4,405,000	4,350,290
*Linear Technology 3.00% exercise price $46.13, expiration date 5/1/27	7,575,000	7,177,313
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	3,977,000	4,101,281
*Millipore 3.75% exercise price $90.51, expiration date 6/1/26	8,990,000	9,147,325
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	695,000	0
National City 4.00% exercise price $482.50, expiration date 2/1/11	7,842,000	7,998,840
*National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	4,661,000	4,835,788
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	7,172,000	6,607,205
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41	11,665,000	11,650,418
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	3,820,000	3,595,575
Qwest Communications International 3.50% exercise price $5.01, expiration date 11/15/25	193,000	199,514
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	1,792,000	1,883,840

#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15	4,590,000	5,175,225
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	9,356,000	7,613,445
#SBA Communications 144A 4.00% exercise price $30.38 expiration date 10/1/14	7,942,000	10,165,759
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	5,259,000	6,014,981
Transocean
1.50% exercise price $168.61 expiration date 12/15/37	22,000	21,175
1.50% exercise price $168.61, expiration date 12/15/37	5,233,000	5,043,304
1.625% exercise price $168.61, expiration date 12/15/37	3,540,000	3,473,625
*VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	10,928,000	9,165,860
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	4,823,000	5,257,070
Total Convertible Bonds (cost $255,915,921)		264,063,267

Corporate Bonds – 60.15%
Banking – 7.69%
AgriBank 9.125% 7/15/19	10,963,000	12,244,323
•BAC Capital Trust XIV 5.63% 12/31/49	9,350,000	6,708,625
Bank of America
*4.90% 5/1/13	265,000	278,419
5.125% 11/15/14	1,860,000	1,939,351
5.30% 3/15/17	15,222,000	15,012,241
5.75% 12/1/17	25,000	25,536
6.10% 6/15/17	20,728,000	21,409,205
Bank of New York Mellon 4.95% 3/15/15	831,000	900,669
Barclays Bank
5.20% 7/10/14	1,550,000	1,659,306
6.75% 5/22/19	10,006,000	11,191,951
#Barclays Bank 144A 6.05% 12/4/17	28,351,000	29,359,644
BB&T 5.25% 11/1/19	5,509,000	5,581,774
BB&T Capital Trust II 6.75% 6/7/36	14,285,000	14,240,688
•BB&T Capital Trust IV 6.82% 6/12/57	5,125,000	4,689,375
@#CoBank ACB 144A 7.875% 4/16/18	10,520,000	11,723,509
Credit Suisse 5.40% 1/14/20	14,355,000	14,363,240
Credit Suisse/New York 6.00% 2/15/18	4,915,000	5,197,426
Export-Import Bank of Korea 5.875% 1/14/15	14,365,000	15,457,286
#Industrial Bank of Korea 144A 7.125% 4/23/14	2,007,000	2,255,904
JPMorgan Chase 5.875% 6/13/16	625,000	664,575
JPMorgan Chase Capital XVIII 6.95% 8/17/36	7,290,000	7,269,865
JPMorgan Chase Capital XXII 6.45% 2/2/37	6,320,000	5,913,156
JPMorgan Chase Capital XXV 6.80% 10/1/37	29,140,000	29,453,284
KeyBank 6.95% 2/1/28	19,095,000	17,444,447
KFW 5.50% 6/5/14	14,107,000	12,339,729
Korea Development Bank 5.30% 1/17/13	6,315,000	6,687,888
Landwirtschaftliche Rentenbank 6.00% 7/15/14	7,587,000	6,730,155
#Lloyds TSB Bank 144A 5.80% 1/13/20	28,475,000	28,211,322
#National Agricultural Cooperaterative Federation 144A 5.00% 9/30/14	5,337,000	5,513,825
•National City Bank 0.625% 6/7/17	2,650,000	2,358,444
PNC Bank 6.875% 4/1/18	10,439,000	11,651,365
PNC Funding
5.25% 11/15/15	1,335,000	1,415,108
5.625% 2/1/17	7,162,000	7,496,594
*@Popular North America Capital Trust I 6.564% 9/15/34	1,910,000	1,264,132
•#Rabobank Nederland 144A 11.00% 12/29/49	18,365,000	23,527,971
*Regions Financial 7.75% 11/10/14	15,865,000	16,409,582
#Russian Agricultural Bank 144A 6.299% 5/15/17	5,941,000	5,933,574
Silicon Valley Bank
5.70% 6/1/12	7,302,000	7,473,502
6.05% 6/1/17	6,300,000	5,943,275
U.S. Bank North America 4.95% 10/30/14	805,000	866,207
•USB Capital IX 6.189% 10/29/49	29,378,000	24,677,520
VTB Capital 6.875% 5/29/18	1,220,000	1,232,200
#VTB Capital 144A 6.875% 5/29/18	7,940,000	8,049,175
Wachovia
5.25% 8/1/14	7,130,000	7,559,162
5.625% 10/15/16	16,345,000	17,032,520
Wells Fargo 5.625% 12/11/17	4,155,000	4,374,629
•Wells Fargo Capital XIII 7.70% 12/29/49	26,041,000	25,389,975
Zions Bancorporation
5.50% 11/16/15	3,795,000	3,107,949
5.65% 5/15/14	2,398,000	1,971,067
*6.00% 9/15/15	2,294,000	1,894,695
7.75% 9/23/14	7,127,000	6,848,427
		480,943,791
Basic Industry – 4.94%
#Algoma Acqusition 144A 9.875% 6/15/15	5,693,000	5,180,630
*ArcelorMittal 9.85% 6/1/19	27,490,000	34,976,076
California Steel Industries 6.125% 3/15/14	1,308,000	1,249,140
Century Aluminum 8.00% 5/15/14	5,150,050	5,137,175
#Compass Minerals International 144A 8.00% 6/1/19	3,575,000	3,735,875
Cytec Industries 6.00% 10/1/15	9,083,000	9,815,017
Domtar 7.125% 8/15/15	1,103,000	1,108,515
Dow Chemical 8.55% 5/15/19	28,850,000	34,559,760
*#Essar Steel Algoma 144A 9.375% 3/15/15	5,905,000	5,964,050

#Evraz Group 144A 9.50% 4/24/18	4,505,000	4,679,569
#FMG Finance 144A 10.625% 9/1/16	9,433,000	10,730,038
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	10,170,000	11,074,896
#Georgia-Pacific 144A 8.25% 5/1/16	3,920,000	4,214,000
*#Gerdau Holdings 144A 7.00% 1/20/20	3,112,000	3,143,120
#Hexion Finance Escrow 144A 8.875% 2/1/18	4,820,000	4,669,375
*Hexion US Finance 9.75% 11/15/14	6,331,000	6,156,898
Huntsman International
*7.875% 11/15/14	4,549,000	4,412,530
8.375% 1/1/15	5,754,000	5,466,300
Innophos 9.625% 8/15/14	3,394,000	3,478,850
#Innophos Holdings 144A 9.50% 4/15/12	1,061,000	1,087,525
Lubrizol
6.50% 10/1/34	1,089,000	1,146,218
8.875% 2/1/19	15,422,000	19,471,601
#MacDermid 144A 9.50% 4/15/17	5,504,000	5,586,560
Massey Energy 6.875% 12/15/13	11,761,000	11,731,598
*#Momentive Performance Material 144A 12.50% 6/15/14	3,288,000	3,699,000
*Nalco 8.875% 11/15/13	1,760,000	1,817,200
#Nalco 144A 8.25% 5/15/17	2,410,000	2,566,650
*#Newpage 144A 11.375% 12/31/14	6,926,000	6,735,535
Noranda Aluminum Acquisition PIK 5.274% 5/15/15	4,587,768	3,589,928
@#Norske Skogindustrier 144A 7.125% 10/15/33	1,986,000	1,072,440
Novelis 8.25% 2/15/15	4,086,000	3,891,915
#Novelis 144A 11.50% 2/15/15	4,715,000	5,127,563
#PE Paper Escrow 144A 12.00% 8/1/14	1,215,000	1,344,921
=@Port Townsend 7.32% 8/27/12	577,448	418,650
Reliance Steel & Aluminum 6.85% 11/15/36	7,757,000	7,189,669
Ryerson
•7.624% 11/1/14	1,421,000	1,332,188
12.25% 11/1/15	5,063,000	5,278,178
#Sappi Papier Holding 144A 6.75% 6/15/12	5,561,000	5,399,942
#Severstal 144A 9.75% 7/29/13	2,250,000	2,368,125
Southern Copper 7.50% 7/27/35	9,329,000	9,449,829
Steel Dynamics
*6.75% 4/1/15	3,639,000	3,616,256
7.75% 4/15/16	6,764,000	6,950,010
Teck Resources 10.25% 5/15/16	1,581,000	1,814,198
#Teck Resources 144A 10.75% 5/15/19	7,396,000	8,745,770
United States Steel 7.00% 2/1/18	3,105,000	2,997,567
Vale Overseas
6.875% 11/21/36	8,782,000	9,061,838
6.875% 11/10/39	6,805,000	6,982,828
#Vale Overseas 144A 6.625% 9/25/19	8,669,000	8,625,655
		308,851,171
Brokerage – 2.84%
#Cemex Finance 144A 9.50% 12/14/16	4,475,000	4,575,688
Citigroup
6.01% 1/15/15	8,590,000	8,949,603
6.375% 8/12/14	17,775,000	18,880,178
6.50% 8/19/13	12,162,000	13,147,438
•Citigroup Capital XXI 8.30% 12/21/57	2,861,000	2,675,035
E Trade Financial PIK 12.50% 11/30/17	6,737,000	7,814,920
Goldman Sachs Group
5.125% 1/15/15	10,325,000	10,883,324
5.25% 10/15/13	5,419,000	5,823,951
5.95% 1/18/18	1,611,000	1,699,557
6.25% 9/1/17	8,958,000	9,657,915
Jefferies Group
*6.25% 1/15/36	7,208,000	6,268,560
6.45% 6/8/27	16,085,000	14,581,664
JPMorgan Chase 6.00% 10/1/17	6,970,000	7,490,854
LaBranche 11.00% 5/15/12	12,665,000	13,044,950
Lazard Group
*6.85% 6/15/17	5,881,000	6,092,616
7.125% 5/15/15	1,837,000	1,978,631
Morgan Stanley
5.375% 10/15/15	14,323,000	15,149,280
5.55% 4/27/17	5,095,000	5,237,935
6.00% 4/28/15	17,353,000	18,701,450
6.25% 8/28/17	4,620,000	4,934,714
		177,588,263
Capital Goods – 3.17%
Allied Waste North America
6.875% 6/1/17	12,432,000	13,446,003
7.125% 5/15/16	17,271,000	18,633,163
AMH Holdings 11.25% 3/1/14	2,373,000	2,384,865
Anixter 10.00% 3/15/14	4,043,000	4,482,676
#Associated Materials 144A 9.875% 11/15/16	9,000	9,585
#BAE Systems Holdings 144A
4.95% 6/1/14	1,875,000	1,978,206
5.20% 8/15/15	4,780,000	5,042,427
Building Materials 7.75% 8/1/14	6,457,000	6,707,209

#BWAY 144A 10.00% 4/15/14	5,485,000	5,814,100
*•#C8 Capital 144A 6.64% 12/31/49	5,695,000	4,043,074
*#Case New Holland 144A 7.75% 9/1/13	4,069,000	4,201,243
Casella Waste Systems 9.75% 2/1/13	3,732,000	3,741,330
#Casella Waste Systems 144A 11.00% 7/15/14	2,672,000	2,912,480
*Crown Americas 7.625% 11/15/13	2,117,000	2,193,741
#Crown Americas 144A 7.625% 5/15/17	2,260,000	2,327,800
*Graham Packaging 9.875% 10/15/14	8,181,000	8,457,109
#Graham Packaging 144A 8.25% 1/1/17	2,600,000	2,652,000
*Graphic Packaging International 9.50% 8/15/13	7,740,000	7,991,550
#Graphic Packaging International 144A
9.50% 6/15/17	1,917,000	2,055,983
#Greif 144A 7.75% 8/1/19	2,360,000	2,448,500
Intertape Polymer 8.50% 8/1/14	2,821,000	2,419,008
Jabil Circuit 7.75% 7/15/16	3,197,000	3,420,790
L-3 Communications 6.125% 7/15/13	2,028,000	2,058,420
#Owens-Brockway Glass Container 144A 7.375% 5/15/16	1,310,000	1,368,950
#Plastipak Holdings 144A
8.50% 12/15/15	3,451,000	3,537,275
10.625% 8/15/19	3,572,000	3,947,060
*Ply Gem Industries 11.75% 6/15/13	4,950,000	5,061,375
#Ply Gem Industries 144A 13.125% 7/15/14	7,270,000	7,306,350
Pregis 13.375% 10/15/13	8,831,000	8,853,077
*RBS Global/Rexnord
9.50% 8/1/14	3,024,000	3,046,680
11.75% 8/1/16	3,835,000	3,940,463
*Sanmina-SCI 8.125% 3/1/16	7,522,000	7,578,415
#Sealed Air 144A 7.875% 6/15/17	1,395,000	1,474,579
Smurfit Kappa Funding 7.75% 4/1/15	3,751,000	3,675,980
*Solo Cup 8.50% 2/15/14	5,718,000	5,546,460
*Terex 8.00% 11/15/17	4,425,000	4,248,000
Thermadyne Holdings 10.50% 2/1/14	3,652,000	3,578,960
#TriMas 144A 9.75% 12/15/17	3,275,000	3,283,188
Tyco International Finance 8.50% 1/15/19	12,679,000	15,928,538
USG 6.30% 11/15/16	6,483,000	5,769,870
#USG 144A 9.75% 8/1/14	896,000	954,240
		198,520,722
Communications – 11.42%
*Affinion Group 11.50% 10/15/15	3,558,000	3,700,320
America Movil SAB de CV 5.625% 11/15/17	7,033,000	7,366,997
*American Tower 7.00% 10/15/17	9,835,000	10,978,319
AT&T
*6.50% 9/1/37	18,980,000	19,952,022
6.70% 11/15/13	785,000	897,352
*Belo
6.75% 5/30/13	3,305,000	3,288,475
8.00% 11/15/16	2,620,000	2,692,050
#Cablevision Systems 144A 8.625% 9/15/17	3,216,000	3,344,640
CCH II 13.50% 11/30/16	7,269,000	8,777,318
#Cengage Learning Acquisitions 144A 10.75% 1/15/15	4,854,000	4,720,515
#Cequel Communications Holdings I 144A 8.625% 11/15/17	2,360,000	2,371,800
#Charter Communications Operating 144A 10.875% 9/15/14	7,748,000	8,716,500
Cincinnati Bell
7.00% 2/15/15	4,690,000	4,584,475
8.25% 10/15/17	5,995,000	6,039,963
Citizens Communications
6.25% 1/15/13	1,495,000	1,517,425
7.125% 3/15/19	4,786,000	4,546,700
Clear Channel Communications I 10.75% 8/1/16	7,305,000	5,515,275
#Clearwire Communications 144A 12.00% 12/1/15	28,609,000	28,895,089
*#Columbus International 144A 11.50% 11/20/14	7,905,000	8,497,875
Comcast
*4.95% 6/15/16	9,190,000	9,574,234
6.50% 1/15/15	10,580,000	12,019,610
6.95% 8/15/37	5,000,000	5,482,915
#Cox Communications 144A
5.875% 12/1/16	5,770,000	6,232,315
6.45% 12/1/36	5,965,000	6,170,047
6.95% 6/1/38	8,457,000	9,255,442
8.375% 3/1/39	1,305,000	1,656,592
*Cricket Communications 9.375% 11/1/14	13,891,000	13,891,000
#Cricket Communications 144A 7.75% 5/15/16	3,100,000	3,134,875
*Crown Castle International 9.00% 1/15/15	5,541,000	6,032,764
#CSC Holdings 144A
*8.50% 4/15/14	2,736,000	2,913,840
8.50% 6/15/15	1,251,000	1,329,188
Deutsche Telekom International Finance 5.25% 7/22/13	6,840,000	7,356,536
#Digicel Group 144A
8.25% 9/1/17	4,055,000	3,943,488
*8.875% 1/15/15	5,810,000	5,664,750
12.00% 4/1/14	5,930,000	6,611,950
#Digicel Group PIK 144A 9.125% 1/15/15	2,700,000	2,673,000
#DigitalGlobe 144A 10.50% 5/1/14	1,930,000	2,084,400

DirecTV Holdings 7.625% 5/15/16	26,914,000	29,508,213
#DirecTV Holdings 144A 4.75% 10/1/14	5,275,000	5,514,358
DISH DBS
7.125% 2/1/16	5,269,000	5,308,518
*7.875% 9/1/19	15,974,000	16,573,025
#DISH DBS 144A 7.875% 9/1/19	3,645,000	3,781,688
#GCI 144A 8.625% 11/15/19	2,262,000	2,352,480
#GeoEye 144A 9.625% 10/1/15	46,000	47,150
#Global Crossing 144A 12.00% 9/15/15	7,610,000	8,332,950
@Grupo Televisa 8.49% 5/11/37	53,600,000	3,400,990
#GXS Worldwide 144A 9.75% 6/15/15	10,837,000	10,566,075
Hughes Network Systems/Finance 9.50% 4/15/14	5,966,000	6,130,065
Intelsat 6.50% 11/1/13	25,000	23,750
ΩIntelsat Bermuda 11.25% 2/4/17	13,945,000	14,223,900
Intelsat Bermuda PIK 11.50% 2/4/17	4,905,000	5,003,100
Intelsat Jackson Holdings 11.25% 6/15/16	14,973,000	15,983,678
Intelsat Subsidiary Holding 8.875% 1/15/15	2,015,000	2,075,450
#Interpublic Group 144A 10.00% 7/15/17	830,000	921,300
Lamar Media
6.625% 8/15/15	2,243,000	2,147,673
*6.625% 8/15/15	2,922,000	2,827,035
Level 3 Financing 9.25% 11/1/14	4,008,000	3,777,540
#Level 3 Financing 144A 10.00% 2/1/18	3,800,000	3,572,000
LIN Television 6.50% 5/15/13	965,000	911,925
#MDC Partners 144A 11.00% 11/1/16	41,000	43,460
#Mediacom Capital 144A 9.125% 8/15/19	4,394,000	4,415,970
*MetroPCS Wireless 9.25% 11/1/14	11,760,000	11,892,300
#MetroPCS Wireless 144A 9.25% 11/1/14	112,000	113,260
#Net Servicos 144A 7.50% 1/27/20	5,147,000	5,249,940
Nielsen Finance
10.00% 8/1/14	2,794,000	2,919,730
*11.50% 5/1/16	2,384,000	2,682,000
11.625% 2/1/14	1,969,000	2,215,125
*12.50% 8/1/16	3,041,000	2,797,720
#NII Capital 144A
8.875% 12/15/19	4,385,000	4,385,000
10.00% 8/15/16	6,494,000	6,818,700
#Nordic Telephone Holdings 144A 8.875% 5/1/16	5,560,000	5,949,200
PAETEC Holding
*8.875% 6/30/17	4,128,000	4,195,080
9.50% 7/15/15	4,870,000	4,736,075
#Qwest 144A 8.375% 5/1/16	3,616,000	3,977,600
Qwest Capital Funding 7.75% 2/15/31	47,000	42,065
Qwest Communications International 7.50% 2/15/14	3,376,000	3,413,980
#Rainbow National Services 144A 10.375% 9/1/14	1,318,000	1,397,080
Rogers Wireless 7.50% 3/15/15	2,220,000	2,624,253
Shaw Communications 6.75% 11/9/39	11,451,000	10,987,242
#Sinclair Television Group 144A 9.25% 11/1/17	3,176,000	3,287,160
*Sirius Satellite 9.625% 8/1/13	2,130,000	2,183,250
#Sirius XM Radio 144A 9.75% 9/1/15	735,000	786,450
Sprint Capital
6.875% 11/15/28	14,580,000	11,518,200
8.375% 3/15/12	40,000	40,900
*8.75% 3/15/32	16,623,000	15,043,815
*Sprint Nextel 6.00% 12/1/16	9,109,000	7,970,375
Telecom Italia Capital 5.25% 10/1/15	28,118,000	29,760,062
Telesat Canada
11.00% 11/1/15	8,331,000	9,351,548
12.50% 11/1/17	2,854,000	3,282,100
#Terremark Worldwide 144A 12.00% 6/15/17	3,449,000	3,837,013
Time Warner Cable 8.25% 4/1/19	16,131,000	19,464,051
*Time Warner Telecom Holdings 9.25% 2/15/14	3,722,000	3,847,618
*#Univision Communications 144A 12.00% 7/1/14	3,154,000	3,422,090
#UPC Holding 144A 9.875% 4/15/18	2,200,000	2,337,500
US West Communications 7.25% 9/15/25	50,000	48,250
Verizon Communications 6.40% 2/15/38	8,304,000	8,725,046
#ViaSat 144A 8.875% 9/15/16	41,000	42,128
Videotron Ltee
6.375% 12/15/15	552,000	540,960
9.125% 4/15/18	2,195,000	2,381,575
#Videotron Ltee 144A
7.125% 1/15/20	4,199,000	4,080,380
9.125% 4/15/18	1,125,000	1,215,000
#Vimpelcom 144A 9.125% 4/30/18	9,574,000	10,387,790
Virgin Media Finance
*8.375% 10/15/19	3,390,000	3,491,700
8.75% 4/15/14	547,000	564,778
Visant Holding 8.75% 12/1/13	3,710,000	3,821,300
#Vivendi 144A
5.75% 4/4/13	18,335,000	19,851,249
6.625% 4/4/18	9,350,000	10,211,200

Vodafone Group
*5.00% 12/16/13	1,605,000	1,730,893
5.00% 9/15/15	7,933,000	8,458,426
5.375% 1/30/15	11,650,000	12,624,150
*West 11.00% 10/15/16	1,562,000	1,671,340
#Wind Acquisition Finance 144A
10.75% 12/1/15	2,025,000	2,192,063
11.75% 7/15/17	5,950,000	6,500,375
*Windstream 8.125% 8/1/13	2,973,000	3,136,515
*#Windstream 144A 7.875% 11/1/17	970,000	962,725
WPP Finance UK 8.00% 9/15/14	20,349,000	23,347,892
#XM Satellite Radio 144A 13.00% 8/1/13	1,493,000	1,646,033
XM Satellite Radio Holdings PIK 10.00% 6/1/11	4,680,000	4,703,400
		714,735,999
Consumer Cyclical – 6.10%
*#Allison Transmission 144A 11.00% 11/1/15	10,869,000	11,521,139
America Axle & Manufacturing
5.25% 2/11/14	5,575,000	4,822,375
7.875% 3/1/17	2,839,000	2,477,028
#American Axle & Manufacturing 144A 9.25% 1/15/17	28,000	29,120
*ArvinMeritor 8.125% 9/15/15	8,197,000	7,746,165
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	13,993,000	14,062,964
*Burlington Coat Factory Warehouse 11.125% 4/15/14	3,531,000	3,645,758
Corrections Corporation of America 7.75% 6/1/17	5,930,000	6,122,725
CVS Caremark 6.60% 3/15/19	2,855,000	3,176,039
w#CVS Pass Through Trust 144A 8.353% 7/10/31	23,536,689	26,958,970
*Darden Restaurants 6.80% 10/15/37	10,978,000	11,714,140
Duane Reade 11.75% 8/1/15	127,000	136,843
*#Equinox Holdings 144A 9.50% 2/1/16	850,000	841,500
*Ford Motor 7.45% 7/16/31	20,261,000	18,133,594
Ford Motor Credit
*7.50% 8/1/12	10,950,000	11,099,324
7.80% 6/1/12	4,150,000	4,210,237
8.00% 6/1/14	1,510,000	1,534,731
8.625% 11/1/10	4,700,000	4,826,834
9.875% 8/10/11	1,215,000	1,271,598
*12.00% 5/15/15	4,210,000	4,839,458
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	5,974,000	6,153,220
*Gaylord Entertainment 6.75% 11/15/14	3,591,000	3,375,540
Global Cash Access/Finance 8.75% 3/15/12	3,042,000	3,011,580
*Goodyear Tire & Rubber
9.00% 7/1/15	3,872,000	4,007,520
10.50% 5/15/16	5,489,000	5,983,010
#Harrah's Operating 144A 10.00% 12/15/18	12,770,000	10,215,999
#Harrah's Operating Escrow 144A 11.25% 6/1/17	8,603,000	9,183,703
Interface 9.50% 2/1/14	944,000	958,160
#Interface 144A 11.375% 11/1/13	2,606,000	2,957,810
*International Game Technology 7.50% 6/15/19	4,000,000	4,505,756
#Invista 144A 9.25% 5/1/12	4,150,000	4,201,875
K Hovnanian Enterprises
6.25% 1/15/15	2,376,000	1,793,880
7.50% 5/15/16	3,704,000	2,796,520
#K Hovnanian Enterprises 144A 10.625% 10/15/16	4,050,000	4,333,500
#Landry's Restaurants 144A 11.625% 12/1/15	2,032,000	2,184,400
M/I Homes 6.875% 4/1/12	1,176,000	1,146,600
Macy's Retail Holdings
6.375% 3/15/37	63,000	55,755
6.65% 7/15/24	9,443,000	8,805,598
6.70% 7/15/34	10,000	8,950
7.875% 8/15/36	3,112,000	2,785,240
8.875% 7/15/15	3,915,000	4,286,925
10.625% 11/1/10	2,235,000	2,380,275
Meritage Homes
6.25% 3/15/15	623,000	587,178
7.00% 5/1/14	3,827,000	3,697,839
MGM MIRAGE
*7.50% 6/1/16	6,197,000	5,205,480
*7.625% 1/15/17	3,581,000	2,945,373
13.00% 11/15/13	6,864,000	7,979,400
#MGM MIRAGE 144A
10.375% 5/15/14	24,000	26,460
*11.125% 11/15/17	1,382,000	1,561,660
*11.375% 3/1/18	6,738,000	6,401,100
Mobile Mini
6.875% 5/1/15	2,249,000	2,147,795
*9.75% 8/1/14	1,125,000	1,175,625
Mohawk Industries 6.875% 1/15/16	2,349,000	2,395,980
Mohegan Tribal Gaming Authority
6.875% 2/15/15	3,218,000	2,373,275
*7.125% 8/15/14	39,000	30,323
Navistar International 8.25% 11/1/21	8,083,000	8,204,245
*#NCL 144A 11.75% 11/15/16	2,806,000	2,988,390
New Albertsons 7.25% 5/1/13	1,110,000	1,137,750
#Norcraft 144A 10.50% 12/15/15	2,935,000	3,067,075

Norcraft Holdings 9.75% 9/1/12	40,000	39,000
*OSI Restaurant Partners 10.00% 6/15/15	4,742,000	4,516,755
*Pinnacle Entertainment 7.50% 6/15/15	8,053,000	7,489,290
#Pinnacle Entertainment 144A 8.625% 8/1/17	3,025,000	3,047,688
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	3,173,000	3,327,684
Quiksilver 6.875% 4/15/15	8,330,000	7,288,750
Rite Aid 9.375% 12/15/15	9,041,000	7,594,440
Royal Caribbean Cruises
6.875% 12/1/13	50,000	49,750
*7.00% 6/15/13	4,605,000	4,593,488
*Ryland Group 8.40% 5/15/17	4,143,000	4,495,155
#Sealy Mattress 144A 10.875% 4/15/16	1,304,000	1,467,000
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	6,843,000	5,440,185
Speedway Motorsports 8.75% 6/1/16	2,860,000	3,053,050
#Standard Pacific Escrow 144A 10.75% 9/15/16	4,424,000	4,678,380
*Tenneco 8.625% 11/15/14	7,516,000	7,440,840
Toys R US
7.625% 8/1/11	1,648,000	1,709,800
*7.875% 4/15/13	2,271,000	2,322,098
#Toys R US Property 144A 10.75% 7/15/17	2,793,000	3,107,213
#TRW Automotive 144A
*7.00% 3/15/14	6,280,000	6,107,300
*7.25% 3/15/17	3,865,000	3,758,713
8.875% 12/1/17	1,465,000	1,527,263
*#United Air Lines 144A 12.00% 11/1/13	1,885,000	1,833,163
#Volvo Treasury 144A 5.95% 10/1/15	14,640,000	15,521,927
*Wynn Las Vegas 6.625% 12/1/14	5,585,000	5,375,563
		382,011,801
Consumer Non-Cyclical – 6.19%
Accellent 10.50% 12/1/13	6,130,000	6,175,975
#Alliance Healthcare Services I 144A 8.00% 12/1/16	4,082,000	3,857,490
#Alliance One International 144A
*10.00% 7/15/16	5,779,000	6,154,635
10.00% 7/15/16	3,807,000	4,054,455
*Aramark 8.50% 2/1/15	8,974,000	9,041,305
*Bausch & Lomb 9.875% 11/1/15	10,212,000	10,773,660
Beckman Coulter
6.00% 6/1/15	10,884,000	12,069,507
7.00% 6/1/19	7,883,000	9,087,491
Biomet 11.625% 10/15/17	3,017,000	3,333,785
Biomet PIK 10.375% 10/15/17	2,823,000	3,091,185
#Bio-Rad Laboratories 144A 8.00% 9/15/16	2,021,000	2,101,840
#CareFusion 144A 6.375% 8/1/19	23,540,000	25,934,888
Community Health Systems 8.875% 7/15/15	9,382,000	9,722,098
Cornell 10.75% 7/1/12	814,000	834,350
#Cott Beverages 144A 8.375% 11/15/17	50,000	51,500
DJO Finance 10.875% 11/15/14	4,906,000	5,224,890
#Dole Food 144A
8.00% 10/1/16	3,055,000	3,177,200
*13.875% 3/15/14	2,209,000	2,650,800
HCA
6.50% 2/15/16	4,403,000	4,072,775
9.25% 11/15/16	17,118,000	18,102,285
*#HCA 144A 9.875% 2/15/17	330,000	360,525
HCA PIK 9.625% 11/15/16	1,451,000	1,541,688
Hospira 6.40% 5/15/15	21,211,000	23,812,678
Ingles Markets 8.875% 5/15/17	3,484,000	3,627,715
Inverness Medical Innovations 9.00% 5/15/16	5,142,000	5,270,550
Iron Mountain
*6.625% 1/1/16	1,557,000	1,518,075
*8.00% 6/15/20	7,952,000	8,111,040
8.75% 7/15/18	1,365,000	1,426,425
Jarden
*7.50% 1/15/20	2,285,000	2,307,850
8.00% 5/1/16	4,535,000	4,750,413
#JBS USA 144A 11.625% 5/1/14	5,687,000	6,426,310
#Johnsondiversey Holdings 144A 10.50% 5/15/20	169,000	177,873
Medco Health Solutions 7.125% 3/15/18	19,872,000	22,939,084
#National Money Mart 144A 10.375% 12/15/16	5,612,000	5,948,720
#Novasep Holding 144A 9.75% 12/15/16	8,620,000	8,145,900
PHH 7.125% 3/1/13	406,000	371,490
Psychiatric Solutions 7.75% 7/15/15	3,958,000	3,809,575
#Psychiatric Solutions 144A 7.75% 7/15/15	3,526,000	3,305,625
Quest Diagnostics
5.45% 11/1/15	23,117,000	25,482,469
6.40% 7/1/17	6,712,000	7,609,602
6.95% 7/1/37	104,000	118,508
#Quintiles Transnational PIK 144A 9.50% 12/30/14	38,000	38,665
*RSC Equipment Rental 9.50% 12/1/14	8,551,000	8,700,643
*#RSC Equipment Rental 144A 10.25% 11/15/19	3,836,000	3,999,030
Select Medical 7.625% 2/1/15	8,926,000	8,792,110
#ServiceMaster PIK 144A 10.75% 7/15/15	4,369,000	4,609,295

Smithfield Foods
*7.75% 5/15/13	6,856,000	6,633,180
7.75% 7/1/17	20,000	18,700
#Smithfield Foods 144A 10.00% 7/15/14	2,008,000	2,196,250
Supervalu
7.50% 11/15/14	2,800,000	2,821,000
*8.00% 5/1/16	4,324,000	4,345,620
Tenet Healthcare 7.375% 2/1/13	8,031,000	8,010,923
#Tops Markets 144A 10.125% 10/15/15	2,298,000	2,384,175
#Tyson Foods 144A 10.50% 3/1/14	2,985,000	3,462,600
UnitedHealth Group 6.00% 2/15/18	14,550,000	15,667,076
Universal Hospital Services PIK 8.50% 6/1/15	2,222,000	2,183,115
US Oncology Holdings PIK 6.428% 3/15/12	9,486,000	9,011,700
#Viskase Companies 144A 9.875% 1/15/18	4,315,000	4,336,575
Yale University 2.90% 10/15/14	15,005,000	15,334,255
*Yankee Acquisition
8.50% 2/15/15	815,000	819,075
9.75% 2/15/17	7,197,000	7,232,985
		387,171,201
Electric – 3.94%
AES
7.75% 3/1/14	951,000	958,133
*8.00% 10/15/17	2,597,000	2,629,463
8.00% 6/1/20	24,333,000	24,515,497
Ameren 8.875% 5/15/14	3,660,000	4,256,507
#American Transmission Systems 144A 5.25% 1/15/22	7,405,000	7,587,252
#Calpine Construction Finance 144A 8.00% 6/1/16	9,488,000	9,725,200
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	11,800,000	12,360,500
CMS Energy
6.55% 7/17/17	8,740,000	9,011,438
8.75% 6/15/19	300,000	343,534
Duquense Light Holdings 5.50% 8/15/15	3,168,000	3,223,323
Edison Mission Energy
*7.00% 5/15/17	461,000	366,495
7.20% 5/15/19	3,430,000	2,675,400
*7.50% 6/15/13	2,240,000	2,139,200
*#Elec De France 144A 4.60% 1/27/20	11,905,000	11,863,428
Elwood Energy 8.159% 7/5/26	3,766,425	3,610,811
#Enel Finance International 144A
3.875% 10/7/14	1,925,000	1,966,424
*5.125% 10/7/19	18,845,000	19,132,499
Energy Future Holdings
5.55% 11/15/14	6,105,000	4,594,000
*11.375% 11/1/17	3,246,000	2,580,570
Illinois Power 9.75% 11/15/18	17,230,000	22,157,246
#Majapahit Holding 144A
7.75% 1/20/20	3,798,000	3,949,920
8.00% 8/7/19	7,142,000	7,606,230
Midamerican Funding 6.75% 3/1/11	358,000	373,288
*Mirant Americas Generation 8.50% 10/1/21	5,216,000	5,033,440
Mirant North America 7.375% 12/31/13	802,000	802,000
NRG Energy
7.25% 2/1/14	3,320,000	3,340,750
7.375% 2/1/16	15,154,000	15,116,115
7.375% 1/15/17	9,386,000	9,350,803
Orion Power Holdings 12.00% 5/1/10	3,002,000	3,054,535
Pennsylvania Electric 5.20% 4/1/20	18,785,000	19,029,355
PPL Electric Utilities 7.125% 11/30/13	3,820,000	4,408,524
Public Service Company of Oklahoma 5.15% 12/1/19	16,370,000	16,705,536
•Puget Sound Energy 6.974% 6/1/67	4,876,000	4,364,912
*RRI Energy 7.625% 6/15/14	1,395,000	1,346,175
*Texas Competitive Electric Holdings 10.50% 11/1/15	7,930,000	6,244,875
		246,423,378
Energy – 6.43%
#Adaro Indonesia 144A 7.625% 10/22/19	7,049,000	7,066,623
*#Antero Resources Finance 144A 9.375% 12/1/17	2,184,000	2,293,200
#Aquilex Holdings 144A 11.125% 12/15/16	60,000	62,700
#Arch Coal 144A 8.75% 8/1/16	2,580,000	2,760,600
Berry Petroleum 10.25% 6/1/14	4,166,000	4,582,600
Chesapeake Energy
*6.50% 8/15/17	2,235,000	2,151,188
6.625% 1/15/16	2,382,000	2,328,405
*7.00% 8/15/14	17,000	17,213
7.25% 12/15/18	3,965,000	3,965,000
9.50% 2/15/15	11,099,000	12,153,405
Complete Production Services 8.00% 12/15/16	5,666,000	5,637,670
Copano Energy 7.75% 6/1/18	3,296,000	3,300,120
Denbury Resources
7.50% 4/1/13	831,000	841,388
*9.75% 3/1/16	2,447,000	2,590,761
#Drummond 144A 9.00% 10/15/14	80,000	84,000
*Dynergy Holdings
7.75% 6/1/19	7,309,000	5,883,745
8.375% 5/1/16	550,000	499,125

Enbridge Energy Partners 9.875% 3/1/19	15,082,000	19,665,720
Energy Transfer Partners 9.70% 3/15/19	13,694,000	17,450,620
Enterprise Products Operating
5.00% 3/1/15	2,836,000	2,990,695
6.125% 10/15/39	2,600,000	2,578,618
6.375% 2/1/13	305,000	332,903
•8.375% 8/1/66	10,912,000	10,857,156
9.75% 1/31/14	6,116,000	7,468,504
*Forest Oil 7.25% 6/15/19	3,862,000	3,900,620
#Gazprom 144A
7.288% 8/16/37	2,682,000	2,537,708
*9.25% 4/23/19	5,784,000	6,622,680
Geophysique-Veritas 7.75% 5/15/17	3,666,000	3,656,835
#Gibson Energy 144A 10.00% 1/15/18	1,840,000	1,826,200
*#Headwaters 144A 11.375% 11/1/14	6,053,000	6,385,915
#Helix Energy Solutions Group 144A 9.50% 1/15/16	9,755,000	10,047,650
#Hercules Offshore 144A 10.50% 10/15/17	5,795,000	5,997,825
#Hilcorp Energy I 144A
7.75% 11/1/15	2,156,000	2,177,560
9.00% 6/1/16	2,247,000	2,342,498
#Holly 144A 9.875% 6/15/17	4,035,000	4,297,275
*International Coal Group 10.25% 7/15/14	7,843,000	7,901,823
KCS Energy 7.125% 4/1/12	698,000	699,745
*Key Energy Services 8.375% 12/1/14	7,585,000	7,622,925
Kinder Morgan Energy Partners
6.85% 2/15/20	585,000	666,336
*9.00% 2/1/19	11,197,000	14,273,835
Mariner Energy 8.00% 5/15/17	4,309,000	4,233,593
MarkWest Energy Partners 8.75% 4/15/18	2,559,000	2,674,155
#Midcontinent Express Pipeline 144A
5.45% 9/15/14	10,345,000	10,844,467
6.70% 9/15/19	4,335,000	4,574,999
*#Murray Energy 144A 10.25% 10/15/15	3,589,000	3,669,753
Nexen 7.50% 7/30/39	14,077,000	16,009,913
Noble Energy 8.25% 3/1/19	11,389,000	13,844,263
OPTI Canada
*7.875% 12/15/14	3,632,000	3,168,920
8.25% 12/15/14	5,080,000	4,495,800
Petrohawk Energy
7.875% 6/1/15	1,397,000	1,438,910
*9.125% 7/15/13	5,479,000	5,739,253
#Petrohawk Energy 144A 10.50% 8/1/14	1,526,000	1,693,860
Petroleum Development 12.00% 2/15/18	4,174,000	4,403,570
#Petronas Capital 144A 5.25% 8/12/19	6,011,000	6,074,200
*Plains All American Pipeline 5.75% 1/15/20	19,582,000	20,278,962
Plains Exploration & Production 8.625% 10/15/19	2,025,000	2,146,500
Pride International 8.50% 6/15/19	16,290,000	18,733,499
Quicksilver Resources 7.125% 4/1/16	7,448,000	7,103,530
*Range Resources 8.00% 5/15/19	4,195,000	4,488,650
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	1,285,000	1,358,510
Regency Energy Partners 8.375% 12/15/13	2,129,000	2,235,450
#Regency Energy Partners 144A 9.375% 6/1/16	2,500,000	2,721,875
#SandRidge Energy 144A
8.75% 1/15/20	5,804,000	6,007,140
9.875% 5/15/16	6,836,000	7,297,430
*Stone Energy 8.625% 2/1/17	4,095,000	4,095,000
•TransCanada Pipelines 6.35% 5/15/67	12,035,000	11,439,123
Transcontinental Gas Pipe Line 6.40% 4/15/16	575,000	642,081
Weatherford International 9.625% 3/1/19	13,745,000	17,475,529
#Woodside Finance 144A
4.50% 11/10/14	9,475,000	9,780,948
5.00% 11/15/13	3,840,000	4,019,497
8.125% 3/1/14	1,265,000	1,467,070
		402,675,839
Financials – 3.35%
*Capital One Bank USA 8.80% 7/15/19	23,101,000	28,060,855
Capital One Capital V 10.25% 8/15/39	13,095,000	15,029,681
Capitial One Capital VI 8.875% 5/15/40	5,235,000	5,486,055
Cardtronics
9.25% 8/15/13	2,379,000	2,450,370
*9.75% 8/15/13	4,418,000	4,550,540
#CCP Financial 144A
4.40% 11/25/19	18,030,000	17,671,492
5.60% 11/25/39	13,130,000	13,085,384
City National Capital Trust I 9.625% 2/1/40	2,082,000	2,235,901
FTI Consulting
7.625% 6/15/13	2,842,000	2,898,840
7.75% 10/1/16	707,000	721,140
General Electric Capital
•2.34% 2/2/11	22,500,000	3,738,741
@5.125% 1/28/14	18,100,000	2,521,309
5.50% 1/8/20	16,290,000	16,163,232
5.625% 5/1/18	20,000	20,484

*6.00% 8/7/19	41,091,000	42,609,519
6.75% 3/15/32	725,000	743,029
@General Electric Capital UK Funding 4.625% 1/18/16	1,497,000	2,398,563
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,385,000	1,371,375
International Lease Finance
5.25% 1/10/13	2,662,000	2,240,627
5.35% 3/1/12	3,499,000	3,072,258
5.55% 9/5/12	7,151,000	6,134,757
5.625% 9/20/13	2,517,000	2,072,724
*6.375% 3/25/13	2,933,000	2,468,436
6.625% 11/15/13	8,025,000	6,718,650
#Lukoil International Finance 144A 7.25% 11/5/19	3,401,000	3,490,106
Nuveen Investments 10.50% 11/15/15	15,804,000	14,697,720
TNB Capital L 5.25% 5/5/15	3,772,000	4,008,553
#TNK-BP Finance 144A 7.25% 2/2/20	2,830,000	2,814,237
		209,474,578
Industrials – 0.09%
*Sally Holdings 10.50% 11/15/16	5,137,000	5,522,275
		5,522,275
Insurance – 0.78%
•Chubb 6.375% 3/29/67	7,791,000	7,557,270
MetLife
6.40% 12/15/36	35,000	31,325
6.817% 8/15/18	2,830,000	3,228,781
•#Metlife Capital Trust X 144A 9.25% 4/8/38	12,910,000	14,588,300
Prudential Financial 3.875% 1/14/15	12,245,000	12,356,050
=@#Twin Reefs Pass Through Trust 144A 1.386% 12/31/49	1,900,000	0
UnitedHealth Group
5.50% 11/15/12	5,132,000	5,571,474
5.80% 3/15/36	5,336,000	5,254,487
		48,587,687
Natural Gas – 0.26%
*AmeriGas Partners 7.125% 5/20/16	2,464,000	2,507,120
El Paso
6.875% 6/15/14	1,374,000	1,417,953
*7.00% 6/15/17	4,452,000	4,574,011
7.25% 6/1/18	517,000	533,826
8.25% 2/15/16	1,225,000	1,326,063
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	1,074,000	1,123,504
Inergy Finance
6.875% 12/15/14	1,568,000	1,571,920
8.25% 3/1/16	1,265,000	1,299,788
#Inergy Finance 144A 8.75% 3/1/15	1,732,000	1,809,940
		16,164,125
Real Estate – 0.74%
Developers Diversified Realty
5.375% 10/15/12	4,705,000	4,583,475
*9.625% 3/15/16	3,656,000	3,969,762
#Digital Realty Trust 144A 5.875% 2/1/20	6,235,000	6,142,260
*#Felcor Lodging 144A 10.00% 10/1/14	344,000	342,280
Host Hotels & Resorts 7.125% 11/1/13	405,000	410,063
*#Host Hotels & Resorts 144A 9.00% 5/15/17	4,285,000	4,606,375
ProLogis 7.375% 10/30/19	12,970,000	13,462,626
Regency Centers 5.875% 6/15/17	2,168,000	2,148,627
•#USB Realty 144A 6.091% 12/22/49	10,215,000	7,891,087
Ventas Realty
6.50% 6/1/16	2,574,000	2,509,650
7.125% 6/1/15	430,000	436,450
		46,502,655
Technology – 1.65%
Adobe Systems 4.75% 2/1/20	9,275,000	9,271,318
#Advanced Micro Devices 144A 8.125% 12/15/17	5,000	5,050
*First Data 9.875% 9/24/15	31,812,000	28,551,270
*Freescale Semiconductor 8.875% 12/15/14	29,800,000	26,671,000
Sungard Data Systems
9.125% 8/15/13	4,044,000	4,134,990
*10.25% 8/15/15	4,670,000	4,868,475
*#Telcordia Technologies 144A 10.00% 3/15/13	8,926,000	8,479,700
#Unisys 144A 12.75% 10/15/14	3,347,000	3,899,255
Xerox
*4.25% 2/15/15	9,370,000	9,547,205
8.25% 5/15/14	6,887,000	8,107,294
		103,535,557
Transportation – 0.56%
#Ashtead Capital 144A 9.00% 8/15/16	3,617,000	3,671,255
#Ashtead Holdings 144A 8.625% 8/1/15	375,000	376,875
Avis Budget Car Rental
*7.875% 5/15/14	6,339,000	6,053,744
8.00% 5/15/16	3,905,000	3,660,938
Delta Air Lines 7.92% 11/18/10	2,478,000	2,502,780
#General Maritime 144A 12.00% 11/15/17	45,000	47,925
Hertz
8.875% 1/1/14	5,056,000	5,119,200

*10.50% 1/1/16	3,229,000	3,398,523
Kansas City Southern de Mexico 9.375% 5/1/12	2,809,000	2,893,270
#Kansas City Southern de Mexico 144A
*8.00% 2/1/18	4,680,000	4,633,200
12.50% 4/1/16	2,225,000	2,611,594
Kansas City Southern Railway 13.00% 12/15/13	8,000	9,400
@Northwest Airlines 10.00% 2/1/11	425,000	2,125
		34,980,829
Total Corporate Bonds (cost $3,496,208,384)		3,763,689,871

Municipal Bonds – 0.69%
California State
7.30% 10/1/39	14,000,000	13,338,500
7.55% 4/1/39	21,990,000	21,807,263
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/29	135,000	133,129
Oregon State Taxable Pension 5.892% 6/1/27	305,000	316,355
•Puerto Rico Sales Tax Financing Revenue (1st Subordinate) Series A 5.00% 8/1/39	7,155,000	7,515,469
Total Municipal Bonds (cost $44,173,815)		43,110,716

Non-Agency Asset-Backed Securities – 4.97%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.181% 10/6/21	8,855,000	8,888,649
@Ameriquest Mortgage Securities Series 2003-8 AF4 5.32% 10/25/33	74,098	73,368
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16	17,445,000	17,512,588
•Bank of America Credit Card Trust
Series 2008-A1 A1 0.813% 4/15/13	875,000	876,553
Series 2008-A5 A5 1.433% 12/16/13	9,880,000	9,986,548
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	3,650,000	3,734,221
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	5,961,909	6,041,314
Series 2008-1 A3A 3.86% 8/15/12	2,742,294	2,797,069
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.263% 3/17/14	2,730,000	2,720,455
•Series 2007-A1 A1 0.283% 11/15/19	1,500,000	1,443,427
Series 2007-A7 A7 5.75% 7/15/20	4,298,000	4,831,389
Series 2008-A3 A3 5.05% 2/15/16	2,000,000	2,175,811
Series 2009-A2 A2 3.20% 4/15/14	7,955,000	8,200,177
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	1,212,927	1,232,787
Series 2008-A A3 4.94% 4/25/14	7,480,000	7,642,677
@#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	40,137	37,227
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	4,670,000	4,842,411
Series 2005-A10 A10 4.65% 12/17/12	5,605,000	5,768,445
•Series 2008-A6 A6 1.432% 5/15/15	8,875,000	9,128,005
Series 2008-A9 A9 4.26% 5/15/13	3,205,000	3,343,296
Citibank Credit Card Issuance Trust
Series 2006-A4 A4 5.45% 5/10/13	2,000,000	2,115,616
Series 2007-A3 A3 6.15% 6/15/39	8,253,000	9,239,309
•Series 2007-A6 A6 0.241% 7/12/12	49,000,000	48,949,985
•Series 2007-A7 A7 0.581% 8/20/14	2,000,000	1,999,688
•Series 2009-A1 A1 1.983% 3/17/14	4,640,000	4,751,931
•Series 2009-A2 A2 1.783% 5/15/14	12,500,000	12,767,470
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18	6,715,000	7,131,893
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	6,400,000	5,580,001
Series 2006-3 A5 5.948% 11/25/36	5,800,000	4,048,156
@Citifinancial Mortgage Securities Series 2003-2 AF4 4.598% 5/25/33	270,293	226,065
CNH Equipment Trust
•Series 2007-A A4 0.273% 9/17/12	6,298	6,271
•Series 2007-B A3B 0.833% 10/17/11	84,325	84,360
Series 2007-C A4A 5.42% 3/17/14	2,000,000	2,081,520
Series 2008-A A3 4.12% 5/15/12	666,838	676,629
Series 2008-A A4A 4.93% 8/15/14	2,753,000	2,860,811
Series 2008-B A3A 4.78% 7/16/12	1,593,452	1,622,931
Series 2009-C A3 1.85% 12/16/13	3,890,000	3,912,949
Series 2009-C A4 3.00% 8/17/15	10,945,000	11,081,698
@Contimortgage Home Equity Trust Series 1996-4 A8 7.22% 1/15/28	10,435	7,598
Countrywide Asset-Backed Certificates
•Series 2005-7 AF3 4.454% 10/25/35	72,986	71,791
@Series 2006-13 1AF3 5.944% 1/25/37	30,000	15,900
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	3,720,000	3,821,318
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	6,180,000	6,802,718
Series 2008-A4 A4 5.65% 12/15/15	1,775,000	1,953,954
•Series 2010-A1 A1 0.881% 9/15/15	4,000,000	4,000,000
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	8,590,000	8,415,743
#Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13	16,160,000	16,158,764
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.783% 9/15/14	5,580,000	5,594,534
#Series 2010-1 A 144A 1.882% 12/15/14	10,790,000	10,842,201
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	8,330,000	8,446,702
•#Golden Credit Card Trust Series 2008-3 A 144A 1.233% 7/15/17	4,400,000	4,412,719
Harley-Davidson Motorcycle Trust

Series 2005-2 A2 4.07% 2/15/12	21,216	21,359
#Series 2006-1 A2 144A 5.04% 10/15/12	791,922	812,510
Series 2006-2 A2 5.35% 3/15/13	257,518	264,997
Series 2009-4 A3 1.87% 2/17/14	3,040,000	3,046,981
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	560,374	569,645
Series 2008-A A3 4.93% 12/17/12	2,760,000	2,876,208
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	2,180,707	2,207,036
•MBNA Credit Card Master Note Trust Series 2005-A4 0.273% 11/15/12	2,495,000	2,492,537
•Merrill Auto Trust Securitization Series 2007-1 A4 0.293% 12/15/13	2,795,000	2,772,058
Mid-State Trust
Series 11 A1 4.864% 7/15/38	123,123	111,635
Series 2004-1 A 6.005% 8/15/37	150,489	139,683
Series 2005-1 A 5.745% 1/15/40	722,944	689,652
#Series 2006-1 A 144A 5.787% 10/15/40	1,020,389	966,185
•Residential Asset Securities Series 2006-KS3 AI3 0.401% 4/25/36	129,107	119,260
=#Sail Net Interest Margin Notes Series 2003-10A A 144A 7.50% 10/27/33	12,766	0
PStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	466,022	375,684
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	2,571,914	2,628,956
Total Non-Agency Asset-Backed Securities (cost $305,753,164)		311,052,028

Non-Agency Collateralized Mortgage Obligations – 2.92%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	256,839	215,980
•ARM Trust Series 2005-10 3A11 5.399% 1/25/36	3,733,087	3,221,856
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	348,362	350,811
Series 2004-2 1A1 6.00% 3/25/34	408,865	400,496
Series 2004-10 1CB1 6.00% 11/25/34	877,375	719,036
Series 2004-11 1CB1 6.00% 12/25/34	909,383	736,174
Series 2005-1 2A1 5.50% 2/25/20	779,387	708,146
Series 2005-3 2A1 5.50% 4/25/20	618,326	558,715
Series 2005-5 2CB1 6.00% 6/25/35	1,972,691	1,340,505
Series 2005-6 7A1 5.50% 7/25/20	2,300,847	2,136,552
Series 2005-9 5A1 5.50% 10/25/20	2,489,537	2,311,769
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	7,301,575	7,076,824
Series 2006-5 2A10 5.75% 9/25/36	4,800,000	3,713,208
•@Series 2006-H 1A2 3.583% 9/20/46	8,196	1,121
•Bank of America Mortgage Securities
Series 2003-D 1A2 3.718% 5/25/33	1,092	704
Series 2003-E 2A2 4.143% 6/25/33	241,019	218,574
Series 2004-D 1A1 3.878% 5/25/34	6,417	5,009
Series 2005-I 2A2 4.856% 10/25/35	41,680	10,586
•Series 2005-I 4A1 5.175% 10/25/35	595,696	510,326
•Bear Stearns ARM Trust Series 2003-7 9A 4.754% 10/25/33	2,024,395	1,868,765
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	739,381	751,165
•Series 2005-A1 3A1 5.289% 12/25/35	1,729,829	1,471,110
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36	6,119,000	4,246,576
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	890,000	738,523
Series 2006-4 3A1 5.50% 8/25/21	3,463,386	3,354,615
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.072% 8/25/34	2,903,999	2,936,038
Series 2007-AR8 1A3A 5.817% 8/25/37	5,008,156	3,667,948
Countrywide Alternative Loan Trust
Series 2004-J8 1A1 7.00% 9/25/34	262,242	243,680
Series 2005-57CB 4A3 5.50% 12/25/35	902,377	741,969
Series 2005-85CB 2A2 5.50% 2/25/36	76,115	57,098
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.066% 5/25/33	87,380	68,681
•Series 2004-HYB2 2A 3.813% 7/20/34	307,363	276,807
•Series 2004-HYB5 3A1 3.874% 4/20/35	246,966	175,756
Series 2005-23 A1 5.50% 11/25/35	6,067,159	5,637,718
Series 2006-1 A2 6.00% 3/25/36	1,874,365	1,461,126
@Series 2006-17 A5 6.00% 12/25/36	673,948	606,227
•Series 2006-HYB1 3A1 5.18% 3/20/36	2,690,431	1,664,292
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	218,572	216,215
Series 2004-1 3A1 7.00% 2/25/34	95,420	85,803
Deutsche Alternative Loan Trust A Securities Series 2003-4XS A6A 4.82% 10/25/33	181,308	167,769
First Horizon Asset Securities Series
Series 2003-5 1A17 8.00% 7/25/33	49,776	49,825
Series 2004-5 2A1 6.25% 8/25/17	192,931	198,478
•Series 2004-AR5 4A1 5.665% 10/25/34	541,749	459,907
•Series 2007-AR2 1A1 5.815% 8/25/37	4,380,762	3,350,511
•Series 2007-AR3 2A2 6.289% 11/25/37	8,577,421	6,049,960
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.167% 5/25/35	3,150,160	2,667,034
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	118,444	114,444
•Series 1999-3 A 8.00% 8/19/29	152,448	155,308
Series 2005-RP1 1A3 8.00% 1/25/35	1,630,808	1,510,918
Series 2005-RP1 1A4 8.50% 1/25/35	684,154	634,499

Series 2006-RP1 1A2 7.50% 1/25/36	986,165	884,481
Series 2006-RP1 1A3 8.00% 1/25/36	574,643	538,087
•GSR Mortgage Home Loan Trust
Series 2004-9 4A1 3.259% 8/25/34	271,703	262,174
Series 2005-AR6 2A1 2.955% 9/25/35	451,667	417,821
Series 2006-AR1 3A1 5.342% 1/25/36	1,400,566	1,161,656
@Series 2007-AR1 1A2 3.713% 3/25/37	378,797	76,825
•JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.846% 12/25/34	1,065,997	918,457
Series 2005-A1 4A1 4.772% 2/25/35	1,327,721	1,226,926
Series 2005-A2 5A1 4.312% 4/25/35	482,277	456,954
Series 2005-A4 1A1 5.379% 7/25/35	3,514,604	3,183,170
Series 2005-A8 1A1 5.40% 11/25/35	791,278	708,103
Series 2005-A8 2A1 4.956% 11/25/35	4,561,507	4,408,313
Series 2006-A2 3A3 5.676% 4/25/36	2,245,000	1,600,988
Series 2007-A1 7A4 5.289% 7/25/35	327,498	133,469
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	1,470,622	1,289,255
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	33,506	33,106
Series 2003-9 1A1 5.50% 12/25/18	503,041	502,333
Series 2005-3 7A1 6.00% 4/25/35	230,993	204,733
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33	42,652	38,050
Series 2004-10 2A2 4.099% 10/25/34	93,908	35,891
Series 2005-6 7A1 5.331% 6/25/35	2,277,284	1,818,057
Series 2005-7 2A2 5.307% 9/25/35	43,814	11,961
Series 2006-2 4A1 4.981% 2/25/36	669,627	618,498
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	669,207	637,838
Series 2005-2 1A4 8.00% 5/25/35	1,437,191	1,360,279
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	735,355	649,692
•Morgan Stanley Mortgage Loan Trust Series 2004-6AR 2A3 3.898% 8/25/34	79,731	35,879
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	156,992	161,628
•Residential Accredit Loans Series 2004-QA6 NB1 4.46% 12/26/34	11,035	7,367
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	46,531	46,736
Series 2004-SL4 A3 6.50% 7/25/32	457,533	452,386
•Structured ARM Loan Trust Series 2006-5 5A4 5.495% 6/25/36	1,338,273	223,955
Structured Asset Securities
•Series 2002-22H 1A 6.942% 11/25/32	78,861	77,109
Series 2004-12H 1A 6.00% 5/25/34	464,764	425,046
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35	546,730	366,053
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	1,706,711	1,733,912
Series 2004-CB3 1A 6.00% 10/25/34	724,566	702,489
Series 2004-CB3 4A 6.00% 10/25/19	676,427	679,133
•Series 2006-AR10 1A1 5.921% 9/25/36	9,290,232	6,942,809
•Series 2006-AR14 2A1 5.732% 11/25/36	9,750,852	7,523,939
•Series 2007-HY1 1A1 5.677% 2/25/37	5,456,169	3,809,641
•Series 2007-HY3 4A1 5.313% 3/25/37	12,214,191	10,236,723
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-E A2 4.50% 5/25/34	65,357	64,997
•Series 2004-O A1 4.865% 8/25/34	8,989,637	9,147,252
•Series 2004-T A1 3.242% 9/25/34	367,953	361,503
Series 2005-18 1A1 5.50% 1/25/36	1,904,741	1,769,921
•Series 2005-AR2 2A1 3.741% 3/25/35	292,175	266,757
•Series 2005-AR16 2A1 3.177% 10/25/35	38,032	33,275
•Series 2005-AR16 6A4 5.001% 10/25/35	5,051,020	1,936,531
Series 2006-1 A3 5.00% 3/25/21	1,472,630	1,426,887
Series 2006-2 3A1 5.75% 3/25/36	7,214,121	6,200,762
Series 2006-3 A11 5.50% 3/25/36	7,101,000	6,310,369
Series 2006-4 1A8 5.75% 4/25/36	776,455	727,313
Series 2006-4 2A3 5.75% 4/25/36	1,286,283	475,322
Series 2006-7 2A1 6.00% 6/25/36	801,269	672,690
•Series 2006-AR5 2A1 5.541% 4/25/36	4,139,683	3,376,735
•Series 2006-AR6 7A1 5.112% 3/25/36	12,532,119	11,297,753
•Series 2006-AR10 5A1 5.587% 7/25/36	3,760,848	3,082,926
•Series 2006-AR18 2A2 5.706% 11/25/36	2,874,191	827,932
•Series 2006-AR19 A1 5.616% 12/25/36	4,077,791	3,671,105
Series 2007-8 2A6 6.00% 7/25/37	1,360,000	1,026,775
Series 2007-13 A7 6.00% 9/25/37	3,642,329	3,249,071
Series 2007-14 1A1 6.00% 10/25/37	213,511	193,128
Total Non-Agency Collateralized Mortgage Obligations (cost $199,222,328)		182,586,083

Regional Authorities – 0.08%Δ
Canada – 0.08%
Province of Ontario Canada
4.40% 6/2/19	3,536,000	3,430,390
4.50% 12/1/19	1,346,000	1,303,646
Total Regional Authorities (cost $4,665,236)		4,734,036

«Senior Secured Loans – 6.77%
Advanced Disposal Services Term Tranche Loan 6.00% 1/2/15	2,265,000	2,270,663

Affiliated Computer Services
Term Tranche Loan A 2.231% 3/20/13	2,772,229	2,763,427
Term Tranche Loan B 2.233% 3/20/13	3,948,899	3,936,361
Alliance HealthCare Services Term Tranche Loan 5.50% 6/1/16	3,860,000	3,845,043
Alion Science & Technology Term Tranche Loan B 9.50% 2/6/13	4,519,700	4,514,050
Allen System Group 8.50% 10/18/13	1,505,000	1,515,354
Allied Security Holdings Term Tranche Loan 6.75% 2/23/15	1,943,484	1,950,772
Allison Transmission 3.00% 8/7/14	2,567,108	2,365,308
American General Finance 4.101% 7/9/10	2,655,000	2,548,800
Anchor Glass Term Tranche Loan B 6.75% 6/20/14	5,427,114	5,481,386
Aramark 1.995% 1/26/14	248,378	228,936
Aramark Term Tranche Loan B 2.126% 1/26/14	3,819,896	3,664,961
Avis Budget Car Rental 4.00% 4/19/12	7,838,866	7,685,342
Bausch & Lomb
Term Tranche Loan B 3.501% 4/11/15	5,643,389	5,470,588
Term Tranche Loan DD 3.501% 4/11/15	1,370,451	1,328,488
BE Aerospace 5.75% 7/28/14	3,172,401	3,205,251
Biomet Term Tranche Loan B 3.25% 3/25/15	2,096,769	2,050,200
Building Materials Term Tranche Loan B 6.063% 9/15/14	4,550,000	4,467,531
Burlington Coat Factory Warehouse 2.51% 5/28/13	7,402,311	6,948,919
Butler Animal Health Term Tranche Loan B 5.50% 12/31/15	2,135,000	2,156,329
Calpine 1st Lien 3.124% 3/31/14	9,726,220	9,205,624
Cengage Learning Acquisitions Term Tranche Loan 2.75% 7/7/14	4,736,190	4,757,882
Charter Communications Operating Term Tranche Loan B 2.25% 3/6/14	6,409,783	5,975,104
Chester Downs & Marina 12.375% 12/31/16	12,487,750	12,924,820
Community Health Systems
Term Tranche Loan B 2.506% 7/25/14	7,754,038	7,336,638
Term Tranche Loan DD 2.506% 7/25/14	396,138	376,662
Dana Holding Term Tranche Loan B 6.954% 1/30/15	14,616,670	14,109,617
Delta Air Lines 8.75% 9/16/13	7,153,413	7,242,866
DirectTV Term Tranche Loan C 5.25% 4/13/13	4,876,605	4,905,572
Discovery Communications Holding 5.25% 5/14/14	6,038,111	6,116,093
First Data Term Tranche Loan B2 5.25% 9/24/14	10,602,325	9,216,018
Flextronics International Term Tranche Loan B 2.501% 10/1/12	5,513,750	5,322,148
Ford Motor Term Tranche Loan B 3.259% 12/15/13	36,681,444	34,452,495
Freescale Semiconductor 1.985% 12/1/13	5,224,267	4,711,662
General Nutrition Center Term Tranche Loan B 2.511% 9/16/13	2,007,853	1,929,215
Goodyear Tire & Rubber 2nd Lien 2.34% 4/30/14	4,455,000	4,153,597
Graham Packaging Term Tranche Loan C 6.75% 4/5/14	9,613,685	9,717,321
Graphic Packaging International Term Tranche Loan C 3.00% 5/16/14	5,617,031	5,545,610
Hanesbrands 5.25% 12/10/15	3,265,000	3,312,457
Harrahs Loan Operating Term Tranche Loan B 9.50% 10/31/16	5,210,000	5,303,962
HCA Term Tranche Loan B 2.501% 11/18/13	2,394,582	2,282,492
HealthSouth Term Tranche Loan B2 4.01% 3/14/14	2,554,139	2,553,603
Huntsman International Term Tranche C 2.481% 6/23/16	2,500,000	2,393,125
Intelsat
Term Tranche Loan A3 2.731% 7/3/12	1,013,793	977,256
Term Tranche Loan BA 2.731% 1/3/14	2,207,947	2,108,314
Term Tranche Loan BB 2.731% 1/3/14	2,208,621	2,108,957
Term Tranche Loan BC 2.731% 1/3/14	2,207,948	2,108,314
Johnsondiversey Term Loan B 5.50% 11/24/15	3,965,000	4,009,606
Knology 3.783% 6/2/14	1,453,966	1,416,410
Language Line Services Holdings 5.50% 10/14/15	4,730,000	4,765,475
Level 3 Financing
Term Tranche Loan A 2.50% 3/13/14	3,776,000	3,445,015
Term Tranche Loan B 11.50% 3/13/14	1,595,000	1,731,580
Levi Strauss & Co. Term Tranche Loan B 2.481% 3/27/14	660,000	611,599
MacDermid Term Tranche Loan B 2.231% 4/12/14	4,052,513	3,647,262
MCC Georgia 5.50% 3/31/17	5,055,963	5,093,882
MGM MIRAGE 6.00% 10/3/11	4,035,000	3,898,819
Nalco Term Tranche Loan 6.50% 5/6/16	10,841,875	11,015,345
Nielsen Finance Term Tranche Loan B 3.985% 5/9/16	4,014,331	3,922,584
NTELOS 5.75% 7/31/15	748,125	757,009
Nuveen Investment 2nd Lien Term Tranche Loan 12.50% 7/9/15	3,970,000	4,173,463
Nuveen Investment Term Tranche Loan B 3.302% 11/13/14	2,001,031	1,768,722
Pilot Travel Centers Term Tranche Loan A 5.25% 11/12/13	5,285,000	5,324,638
Pinnacle Foods Finance 7.50% 4/2/14	2,910,000	2,939,100
PQ Term Tranche Loan 6.74% 7/30/15	15,341,000	14,037,014
RehabCare Group Term Tranche Loan B 6.00% 11/3/15	7,485,000	7,517,747
Rental Service 2nd Lien 3.817% 10/7/13	3,692,870	3,477,077
Reynolds Group Holdings Term Tranche Loan 6.25% 11/5/15	7,365,000	7,477,316
Rite Aid 9.50% 6/5/15	8,850,000	9,253,781
Rockwood Specialties Group Term Tranche Loan H 6.00% 5/15/14	5,119,231	5,176,822
Select Medical Term Tranch Loan B 4.017% 8/22/14	3,825,941	3,758,987
Sinclair Television Group 6.50% 10/16/15	3,435,000	3,466,482
Solutia 7.25% 2/28/14	5,611,106	5,715,921
Sungard Data Systems 6.75% 2/28/14	4,521,192	4,570,180
Targa Resources Term Tranche Loan 6.00% 6/5/17	6,250,000	6,281,250
TASC Term
Term Tranche Loan A 5.50% 12/19/14	1,185,000	1,190,427
Term Tranche Loan B 5.75% 12/19/14	1,290,000	1,300,081
Telesat Canada 3.24% 10/31/14	514,643	505,820

Telesat Canada Tarm Tranche Loan B 3.24% 10/31/14		5,991,868	5,889,137
Texas Competitive Electric Holdings Term Tranche Loan B 3.731% 10/10/14		29,280,161	24,054,090
Toys R US 4.481% 7/19/12		4,240,000	4,236,841
Univision Communications 2.533% 9/29/14		19,417,000	16,844,247
Visant Term Tranche Loan C 2.235% 1/21/11		750,000	741,750
Total Senior Secured Loans (cost $398,577,809)			423,560,612

Sovereign Debt – 3.24%Δ
Brazil – 0.79%
#Banco Nacional de Desenvolvimento Economico e Social 144A
5.50% 7/12/20		5,765,000	5,672,760
6.369% 6/16/18		5,510,000	5,730,400
Federal Republic of Brazil
*12.50% 1/5/16	BRL	25,025,000	15,499,569
12.50% 1/5/22	BRL	36,570,000	22,650,118
			49,552,847
Colombia – 0.17%
Republic of Colombia 7.375% 9/18/37	USD	9,650,000	10,301,375
			10,301,375
Indonesia – 0.85%
Indonesia Treasury Bonds
10.75% 5/15/16	IDR	140,000,000,000	16,447,107
11.00% 11/15/20	IDR	147,000,000,000	17,080,944
12.80% 6/15/21	IDR	154,000,000,000	19,793,094
			53,321,145
Mexico – 0.63%
Mexican Bonos
7.50% 6/3/27	MXN	121,872,000	8,563,651
9.50% 12/18/14	MXN	62,925,000	5,292,339
10.00% 11/20/36	MXN	291,721,000	25,601,417
			39,457,407
Philippines – 0.07%
Republic of the Philippines 6.375% 10/23/34	USD	4,387,000	4,156,683
			4,156,683
Poland – 0.49%
Poland Government Bond 5.50% 10/25/19	PLN	92,910,000	30,545,159
			30,545,159
Republic of Korea – 0.14%
Government of South Korea 4.25% 12/7/21	EUR	2,996,000	3,888,059
#Korea Expressway 144A 4.50% 3/23/15	USD	5,020,000	5,075,306
			8,963,365
Turkey – 0.10%
*Turkey Government International Bond 6.75% 5/30/40	USD	6,707,000	6,547,709
			6,547,709
Total Sovereign Debt (cost $197,017,587)			202,845,690

Supranational Banks – 1.97%
Asian Development Bank 6.00% 1/20/15	AUD	11,074,000	9,857,976
European Bank for Reconstruction & Development 9.188% 9/10/12	BRL	7,065,000	3,776,870
European Investment Bank
6.125% 1/23/17	AUD	6,212,000	5,489,401
9.00% 12/21/18	ZAR	115,000,000	14,621,487
^10.225% 10/22/19	BRL	10,500,000	2,275,910
^10.902% 3/30/16	TRY	16,280,000	5,747,782
11.25% 2/14/13	BRL	15,805,000	8,724,192
#European Investment Bank 144A 4.00% 5/15/14	NOK	22,550,000	3,913,479
Inter-American Development Bank 7.25% 5/24/12	NZD	8,047,000	5,986,247
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	33,130,000	23,153,727
5.75% 8/20/12	MXN	207,600,000	15,788,631
5.75% 10/21/19	AUD	12,554,000	10,704,263
7.50% 7/30/14	NZD	1,011,000	769,670
International Finance 5.75% 6/24/14	AUD	13,582,000	12,046,362
Total Supranational Banks (cost $120,061,111)			122,855,997

U.S. Treasury Obligations – 2.49%
U.S. Treasury Bond 4.50% 8/15/39	USD	1,515,000	1,513,580
*U.S. Treasury Inflation Index Notes
1.625% 1/15/15		53,893,956	56,710,777
¥2.00% 1/15/14		26,348,404	28,172,214
2.375% 1/15/17		25,284,010	27,719,569
U.S. Treasury Notes
2.25% 1/31/15		33,910,000	33,761,576
3.375% 11/15/19		8,150,000	7,995,908
Total U.S. Treasury Obligations (cost $155,412,526)			155,873,624

		Number of
		Shares
Common Stock – 0.12%
†Alliance Imaging		440,590	2,216,167
Blackstone Group		93,000	1,128,090
=†Century Communications		7,875,000	0
†Delta Air Lines		74	905
†DirecTV Group		61,150	1,855,903

†Flextronics International		103,800	658,092
†Geoeye		30,700	788,069
Masco		30	407
Merck		1	30
†Mirant		732	10,299
*†Mobile Mini		76,118	1,069,458
=†PPort Townsend		1,970	20
*†UAL		10	122
Total Common Stock (cost $9,395,402)			7,727,562

Convertible Preferred Stock – 0.25%
Merck 6.00% exercise price $37.68, expiration date 8/13/10		531	136,103
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		10,068	11,467,452
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		24,289	4,177,708
Total Convertible Preferred Stock (cost $14,829,762)			15,781,263

Preferred Stock – 0.31%
•Bank of America
8.00%		83,000	78,918
*8.125%		6,300,000	5,989,410
•PNC Financial Services Group 8.25%		12,972,000	13,530,626
=Port Townsend		394	0
Total Preferred Stock (cost $18,260,106)			19,598,954

Warrant – 0.00%
=†Port Townsend		394	4
Total Warrant (cost $9,456)			4

		Principal
		Amount°
≠Discount Note – 2.59%
Federal Home Loan Bank 0.03% 2/1/10	USD	162,017,655	162,017,655
Total Discount Note (cost $162,017,655)			162,017,655

Total Value of Securities Before Securities Lending Collateral – 102.44%
(cost $6,072,917,710)			6,409,952,159

		Number of
		Shares
Securities Lending Collateral** – 5.83%
Investment Companies
Mellon GSL DBT II Collateral Fund		301,616,585	301,616,585
BNY Mellon SL DBT II Liquidating Fund		63,754,890	63,104,590
†@Mellon GSL Reinvestment Trust II		7,595,692	322,817
Total Securities Lending Collateral (cost $372,967,167)			365,043,992

Total Value of Securities – 108.27%
(cost $6,445,884,877)			6,774,996,151©
Obligation to Return Securities Lending Collateral** – (5.96%)			(372,967,167)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.31%)			(144,519,406)
Net Assets Applicable to 666,717,103 Shares Outstanding – 100.00%			$6,257,509,578

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Columbian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SGD – Singapore Dollar
TRY – Tirkish Lira
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of January 31, 2010.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2010, the aggregate amount of Rule 144A securities was $1,230,101,428 which represented 19.66% of the Fund’s net assets. See Note 5 in "Notes."
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2010.
†Non income producing security.
@Illiquid security. At January 31, 2010, the aggregate amount of illiquid securities was $28,677,387 which represented 0.46% of the Fund’s net assets. See Note 5 in “Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2010, the aggregate amount of fair valued securities was $418,674, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2010, the aggregate amount of the restricted securities was $375,704 or 0.01% of the Fund's net assets. See Note 5 in "Notes."
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $365,201,267 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1 The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at January 31, 2010:

Foreign Currency Exchange Contracts
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	18,293,257	USD	(16,764,747)	2/19/10	$ (620,244)
AUD	23,716,006	USD	(21,234,000)	2/19/10	(303,711)
BRL	3,534,436	USD	(1,994,603)	2/19/10	(126,058)
BRL	55,772,165	USD	(30,317,376)	2/19/10	(832,397)
CAD	23,933,370	USD	(23,135,317)	2/19/10	(755,718)
CAD	26,477,064	USD	(25,496,470)	2/19/10	(738,315)
CLP	6,065,251,550	USD	(12,329,000)	2/19/10	(742,373)
CLP	631,613,200	USD	(1,246,400)	2/19/10	(39,811)
CLP	6,658,214,250	USD	(12,550,000)	2/19/10	169,381
CLP	6,510,519,750	USD	(12,495,000)	2/19/10	(57,764)
COP	18,353,580,000	USD	(9,345,000)	2/19/10	(111,470)
EUR	(2,720,413)	USD	3,924,168	2/19/10	152,496
GBP	(1,410,488)	USD	2,280,194	2/19/10	26,079
IDR	92,187,318,000	USD	(9,872,276)	2/19/10	(46,875)
ILS	44,782,431	USD	(12,002,635)	2/19/10	(5,997)
INR	2,188,474,034	USD	(47,016,000)	10/20/10	(561,611)
KRW	74,393,050,279	USD	(64,627,791)	2/19/10	(471,793)
KRW	8,979,309,250	USD	(7,927,000)	2/19/10	(183,312)
MYR	108,967,578	USD	(32,143,828)	2/19/10	(263,367)
MYR	51,182,019	USD	(14,994,000)	2/19/10	(19,762)
NOK	116,764,578	USD	(20,556,109)	2/19/10	(860,698)
NOK	185,979,145	USD	(32,551,966)	2/19/10	(1,181,701)
NZD	(43,017,382)	USD	31,275,788	2/19/10	1,133,375
NZD	13,257,785	USD	(9,371,000)	2/19/10	(81,229)
PLN	(15,941,891)	USD	5,646,819	2/19/10	196,484
PLN	(5,375,371)	USD	1,886,294	2/19/10	48,521
SGD	45,040,675	USD	(32,208,721)	2/19/10	(184,783)
TRY	22,948,797	USD	(15,444,603)	2/19/10	(164,962)
TWD	1,041,309,625	USD	(33,141,618)	2/19/10	(562,207)
ZAR	67,024,335	USD	(8,863,894)	2/19/10	(104,232)
					$ (7,294,054)

Financial Futures Contracts

				Unrealized
Contracts to Sell	Notional Proceeds	Notional Value	Expiration Date	Depreciation
(1,764) U.S. Treasury 5 yr Notes	$(203,581,810)	$(205,437,094)	3/31/10	$(1,855,284)

Swap Contracts
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
JPMorgan Chase
Donnelley (R.R.) & Son CDS	$17,900,000	5.00%	6/20/14	$(3,072,112)
Penny (J.C.)
5 yr CDS	14,065,000	1.00%	3/20/15	318,228
5 yr CDS	8,435,000	1.00%	3/20/15	218,043
5 yr CDS	5,625,000	1.00%	3/20/15	119,237
Sunoco 5 yr CDS	19,685,000	1.00%	3/20/15	583,091
	$65,710,000			$(1,833,513)
Protection Sold:
Citigroup
MetLife
5 yr CDS	$ 4,970,000	5.00%	9/20/14	$220,177
5 yr CDS	8,535,000	1.00%	12/20/14	101,301
JPMorgan Chase
Macy’s
5 yr CDS	14,065,000	1.00%	3/20/15	(280,094)
5 yr CDS	8,435,000	1.00%	3/20/15	(253,584)
5 yr CDS	5,625,000	1.00%	3/20/15	(106,346)
UnitedHealth Group
5 yr CDS	7,185,000	1.00%	12/20/14	178,074
5 yr CDS	2,290,000	1.00%	12/20/14	73,106
Valero Energy 5 yr CDS	19,685,000	1.00%	3/20/15	(354,340)
	$70,790,000			(421,706)
Total				$(2,255,219)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2010, the cost of investments was $6,453,412,777. At January 31, 2010, net unrealized appreciation was $321,583,374 of which $371,905,407 related to unrealized appreciation of investments and $50,322,033 related to unrealized depreciation of investments.

U. S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$1,206,709,261	$17,383,647	$1,224,092,908
Common Stock	7,727,542	-	20	7,727,562
Corporate Debt	4,177,708	4,321,667,582	12,911,767	4,338,757,057
Foreign Debt	-	398,973,243	59,800,436	458,773,679
Municipal Bonds	-	43,110,716	-	43,110,716
U.S.Treasury Obligations	155,873,624	-	-	155,873,624
Short-Term	-	162,017,655	-	162,017,655
Securities Lending Collateral	301,616,585	63,104,590	322,817	365,043,992
Other	-	19,598,954	4	19,598,958
Total	$469,395,459	$6,215,182,001	$90,418,691	$6,774,996,151

Financial Currency Exchange Contracts	$-	$(7,294,054)	$-	$(7,294,054)
Financial Futures Contracts	$-	$(1,855,284)	$-	$(1,855,284)
Swap Contracts	$-	$(2,255,219)	$-	$(2,255,219)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-			Securities
		Backed	Corporate	Foreign	Lending
	Total	Securities	Debt	Debt	Collateral	Other
Balance as of 10/31/09	$55,874,232	$13,249,080	$418,650	$42,205,718	$760	$24
Purchases	53,724,139	4,020,038	8,085,130	41,618,971	-	-
Sales	(18,673,704)	(4,307)	(10,734)	(18,658,663)	-	-
Net realized gain (loss)	(22,649)	2,234	698	(25,581)	-	-
Transfers in Level 3	5,846,977	-	5,846,977	-	-	-
Transfers out of Level 3	(3,423,126)	(4,435)	-	(3,418,691)	-	-
Net change in unrealized
appreciation/depreciation	(2,907,178)	121,037	(1,428,954)	(1,921,318)	322,057	-
Balance as of 1/31/10	$90,418,691	$17,383,647	$12,911,767	$59,800,436	$322,817	$24

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/10	$(2,906,956)	$121,259	$(1,428,954)	$(1,921,318)	$322,057	$-

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending October 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended January 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2010, the aggregate unrealized depreciation of credit default swaps was $1,833,513. The Fund had posted $8,590,000 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to receive $5,080,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at January 31, 2010, the notional value of the protection sold was $70,790,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2010, the net unrealized depreciation of the protection sold was $421,706.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of January 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables and other assets net of liabilities	$-	Liabilities net of receivables and other assets	$(7,294,054)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	-	Liabilities net of receivables and other assets	(1,855,284)

Credit contracts (Swaps)	Receivables and other assets net of liabilities	321,478	Liabilities net of receivables and other assets	(2,576,697)

Total		$321,478		$(11,726,035)

The effect of derivative instruments on the statement of operations for the period ended January 31, 2010 was as follows:

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized gain on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies contracts	$(4,720,367)	$5,004,165
Interest rate contracts (Futures)	Net realized loss on futures contracts/net change in unrealized appreciation/deprecation of investments and futures contracts	1,665,710	(720,246)
Credit contracts (Swaps)	Net realized gain on swap contracts/net change in unrealized appreciation/deprecation of investments and swap contracts	(437,873)	883,404
Total		$(3,492,530)	$5,167,323

4. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund's previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund's exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund's assets mature or are sold. Both the Collective Trust and the Liquidating Trust seek to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2010, the value of securities on loan was $365,201,267, for which the Fund received collateral, comprised of securities collateral valued at $2,907,812, and cash collateral of $372,967,167. At January 31, 2010, the value of invested collateral was $365,043,992. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 25, 2010, the date of issuance of the Fund's schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's schedule of investments.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

January 31, 2010

	Number of
	Shares	Value
Common Stock – 100.02%²
Consumer Discretionary – 11.76%
Lowe's	695,100	$15,048,915
*NIKE Class B	300,000	19,125,000
*†priceline.com	83,100	16,233,585
*Staples	850,000	19,941,000
*Weight Watchers International	23,599	681,067
		71,029,567
Consumer Staples – 5.93%
*Procter & Gamble	260,000	16,003,000
*Walgreen	550,000	19,827,500
		35,830,500
Energy – 3.45%
EOG Resources	230,700	20,859,894
		20,859,894
Financial Services – 16.81%
Bank of New York Mellon	667,000	19,403,030
CME Group	57,000	16,348,740
†IntercontinentalExchange	190,000	18,141,200
*MasterCard Class A	80,000	19,992,000
*Visa Class A	337,200	27,660,516
		101,545,486
Health Care – 17.65%
Allergan	465,000	26,737,500
*†Gilead Sciences	428,900	20,703,003
†Medco Health Solutions	393,800	24,210,824
Novo Nordisk ADR	285,000	19,217,550
UnitedHealth Group	478,600	15,793,800
		106,662,677
Materials & Processing – 5.16%
Praxair	190,000	14,310,800
Syngenta ADR	330,000	16,849,800
		31,160,600
Producer Durables – 5.83%
*Expeditors International Washington	500,000	17,050,000
United Parcel Service Class B	315,000	18,197,550
		35,247,550
Technology – 33.43%
*†Adobe Systems	500,000	16,150,000
†Apple	148,400	28,510,609
†Crown Castle International	700,000	25,858,000
†Google Class A	50,100	26,523,942
*†Intuit	750,000	22,207,500
QUALCOMM	659,600	25,849,724
†Symantec	1,000,000	16,950,000
†Teradata	650,000	18,180,500
*†VeriSign	950,500	21,775,955
		202,006,230
Total Common Stock (cost $554,453,473)		604,342,504

	Principal
	Amount
≠Discount Note – 0.50%
Federal Home Loan Bank 0.03% 2/1/10	$3,034,012	3,034,012
Total Discount Note (cost $3,034,012)		3,034,012

Total Value of Securities Before Securities Lending Collateral – 100.52%
(cost $557,487,485)		607,376,516

	Number of
	Shares
Securities Lending Collateral** – 8.22%
Investment Companies
Mellon GSL DBT II Collateral Fund	40,426,086	40,426,086
BNY Mellon SL DB II Liquidating Fund	9,263,117	9,168,633
@†Mellon GSL Reinvestment Trust II	1,028,851	43,726
Total Securities Lending Collateral (cost $50,718,054)		49,638,445

Total Value of Securities – 108.74%
(cost $608,205,539)		657,014,961 ©
Obligation to Return Securities Lending Collateral** – (8.39%)		(50,718,054)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.35%)		(2,085,193)
Net Assets Applicable to 49,931,752 Shares Outstanding – 100.00%		$604,211,714

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $49,551,622 of securities loaned.
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At January 31, 2010, the aggregate amount of illiquid securities was $43,726, which represented 0.01% of the Fund’s net assets. See Note 4 in “Notes.”

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Adviser Funds – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2006 – October 31, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$618,691,634
Aggregate unrealized appreciation	$64,159,226
Aggregate unrealized depreciation	(25,835,899)
Net unrealized appreciation	$38,323,327

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $208,693,352 may be carried forward and applied against future capital gains. Such loss carryforwards will expire as follows: $3,172,510 expires in 2010, $18,785,096 expires in 2011, $19,213,751 expires in 2014, $10,733,056 expires in 2016 and $156,788,939 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$604,342,504	$-	$-	$604,342,504
Short-Term	-	3,034,012	-	3,034,012
Securities Lending Collateral	40,426,086	9,168,633	43,726	49,638,445
Total	$644,768,590	$12,202,645	$43,726	$657,014,961

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities Lending
Collateral
Balance as of 10/31/09	$103
Net change in unrealized
appreciation/depreciation	43,623
Balance as of 1/31/10	$43,726

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/10	$43,623

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the fund securities of the Fund’s previous cash pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2010, the value of the securities on loan was $49,551,622, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2010, the value of invested collateral was $49,638,445. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of January 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 25, 2010, the date of issuance of the Fund's schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: